Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2020 and for
the years ended December 31, 2020 and 2019 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix table below that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2020, and the related statements of net assets, statements of operations and statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the auditor of Lincoln Benefit Life Company (the sponsor Company) since 2020.

Chicago, Illinois
March 30, 2021

Appendix A

Appendix

Subaccounts comprising Variable Annuity Account

Subaccounts	statements of operations and statements of changes in net assets
Alger Capital Appreciation Class I-2	For the year ended December 31,2020
Alger Growth & Income Class I-2	For the year ended December 31,2020
Alger Large Cap Growth Class I-2	For the year ended December 31,2020
Alger Mid Cap Growth Class I-2	For the year ended December 31,2020
Alger Small Cap Growth Class I-2	For the year ended December 31,2020
Alger Capital Appreciation Class S	For the year ended December 31,2020
Alger Large Cap Growth Class S	For the year ended December 31,2020
Alger Mid Cap Growth Class S	For the year ended December 31,2020
DWS Equity 500 Index VIP Class B	For the year ended December 31,2020
DWS Small Cap Index VIP Class B	For the year ended December 31,2020
DWS Bond VIP Class A	For the year ended December 31,2020
DWS Core Equity VIP Class A	For the year ended December 31,2020
DWS CROCI® International VIP Class A	For the year ended December 31,2020
DWS Global Small Cap VIP Class A	For the year ended December 31,2020
DWS Global Income Builder VIP Class A	For the year ended December 31,2020
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31,2020
Federated Hermes High Income Bond Fund II Primary Shares	For the year ended December 31,2020
Federated Hermes Managed Volatility Fund II Primary Shares	For the year ended December 31,2020
Fidelity VIP Asset Manager Initial Class	For the year ended December 31,2020
Fidelity VIP Contrafund Initial Class	For the year ended December 31,2020
Fidelity VIP Equity-Income Initial Class	For the year ended December 31,2020
Fidelity VIP Government Money Market Initial Class	For the year ended December 31,2020
Fidelity VIP Growth Initial Class	For the year ended December 31,2020
Fidelity VIP Index 500 Initial Class	For the year ended December 31,2020
Fidelity VIP Overseas Initial Class	For the year ended December 31,2020
Fidelity VIP Asset Manager Service Class 2	For the year ended December 31,2020
Fidelity VIP Contrafund Service Class 2	For the year ended December 31,2020
Fidelity VIP Equity-Income Service Class 2	For the year ended December 31,2020

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Subaccounts	statements of operations and statements of changes in net assets
Fidelity VIP Government Money Market Service Class 2	For the year ended December 31,2020
Fidelity VIP Growth Service Class 2	For the year ended December 31,2020
Fidelity VIP Index 500 Service Class 2	For the year ended December 31,2020
Fidelity VIP Investment Grade Bond Service Class 2	For the year ended December 31,2020
Fidelity VIP Overseas Service Class 2	For the year ended December 31,2020
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31,2020
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	For the year ended December 31,2020
Goldman Sachs VIT International Equity Insights Institutional Shares	For the year ended December 31,2020
Invesco V.I. American Franchise Series I	For the year ended December 31,2020
Invesco V.I. American Value Series I	For the year ended December 31,2020
Invesco V.I. High Yield Series I	For the year ended December 31,2020
Invesco V.I. Value Opportunities Series I	For the year ended December 31,2020
Invesco V.I. American Franchise Series II	For the year ended December 31,2020
Invesco V.I. Core Equity Series II	For the year ended December 31,2020
Invesco V.I. Government Securities Series II	For the year ended December 31,2020
Invesco V.I. Growth and Income Series II	For the year ended December 31,2020
Invesco V.I. Mid Cap Core Equity Series II	For the year ended December 31,2020
Invesco V.I. Mid Cap Growth Series II	From January 1, 2020 to April 30, 2020
Invesco V.I. Value Opportunities Series II	For the year ended December 31,2020
JPMorgan IT Small Cap Core Class 1	For the year ended December 31,2020
Janus Henderson VIT Balanced Institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Enterprise Institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Flexible Bond Institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Forty Institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Global Research institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Research Institutional Shares	For the year ended December 31,2020
Janus Henderson VIT Balanced Service Shares	For the year ended December 31,2020
Janus Henderson VIT Forty Service Shares	For the year ended December 31,2020
Janus Henderson VIT Global Research Service Shares	For the year ended December 31,2020

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Subaccounts	statements of operations and statements of changes in net assets
Janus Henderson VIT Overseas Service Shares	For the year ended December 31,2020
Janus Henderson VIT Mid Cap Value Service Shares	For the year ended December 31,2020
Lazard Retirement Series Emerging Market Equity Service Shares	For the year ended December 31,2020
Lazard Retirement Series International Equity Service Shares	For the year ended December 31,2020
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	For the year ended December 31,2020
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	For the year ended December 31,2020
MFS VIT Growth Initial Class	For the year ended December 31,2020
MFS VIT Investors Trust Initial Class	For the year ended December 31,2020
MFS VIT New Discovery Initial Class	For the year ended December 31,2020
MFS VIT Research Initial Class	For the year ended December 31,2020
MFS VIT Total Return Initial Class	For the year ended December 31,2020
MFS VIT High Yield Service Class	For the year ended December 31,2020
MFS VIT Massachusetts Investors Growth Stock Service Class	For the year ended December 31,2020
MFS VIT Investors Trust Service Class	For the year ended December 31,2020
MFS VIT New Discovery Service Class	For the year ended December 31,2020
MFS VIT Total Return Service Class	For the year ended December 31,2020
MFS VIT Utilities Service Class	For the year ended December 31,2020
MFS VIT Value Service Class	For the year ended December 31,2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	For the year ended December 31,2020
Invesco Oppenheimer V.I. Global Series II	For the year ended December 31,2020
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31,2020
Invesco Oppenheimer V.I. Main Street Small Cap Series II	For the year ended December 31,2020
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	For the year ended December 31,2020
PIMCO VIT Real Return Institutional Class	For the year ended December 31,2020
PIMCO VIT Total Return Institutional Class	For the year ended December 31,2020
Putnam VT High Yield Class IB	For the year ended December 31,2020
Putnam VT International Value Class IB	For the year ended December 31,2020
Rydex VT Guggenheim Long Short Equity	For the year ended December 31,2020

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Subaccounts	statements of operations and statements of changes in net assets
Rydex VT NASDAQ-100®	For the year ended December 31,2020
T. Rowe Price Equity Income	For the year ended December 31,2020
T. Rowe Price Mid-Cap Growth	For the year ended December 31,2020
T. Rowe Price New America Growth	For the year ended December 31,2020
T. Rowe Price Blue Chip Growth II	For the year ended December 31,2020
T. Rowe Price Equity Income II	For the year ended December 31,2020
T. Rowe Price International Stock	For the year ended December 31,2020
Morgan Stanley VIF Growth Class I	For the year ended December 31,2020
Morgan Stanley VIF Discovery Class I	For the year ended December 31,2020
Morgan Stanley VIF Growth Class II	For the year ended December 31,2020
Morgan Stanley VIF U.S. Real Estate Class II	For the year ended December 31,2020
VanEck VIP Emerging Markets Initial Class Shares	For the year ended December 31,2020
VanEck VIP Global Hard Assets Initial Class Shares	For the year ended December 31,2020
Wells Fargo VT Discovery Class 2	For the year ended December 31,2020
Wells Fargo VT Opportunity Class 2	For the year ended December 31,2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Lincoln Benefit Life Company and
Contractholders of Lincoln Benefit Life Variable Annuity Account:

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 30, 2020

We began serving as the auditor of Lincoln Benefit Life Company (the sponsor Company) in 2018. In 2019 we became the predecessor auditor.

Appendix A
Lincoln Benefit Life Variable Annuity Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the	For Each of the
Alger Capital Appreciation Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Capital Appreciation Class S	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Growth & Income Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Large Cap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Large Cap Growth Class S	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Mid Cap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Mid Cap Growth Class S	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Small Cap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Bond VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Core Equity VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS CROCI® International VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Equity 500 Index VIP Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Global Income Builder VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Global Small Cap VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Small Cap Index VIP Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated Fund for U.S. Government Securities II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated High Income Bond Fund II Class P	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated Managed Volatility Fund II Primary Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Asset Manager Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Asset Manager Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Contrafund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Contrafund Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Equity-Income Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Equity-Income Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Government Money Market Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Government Money Market Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Growth Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Growth Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Index 500 Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Index 500 Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the	For Each of the
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Overseas Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity VIP Overseas Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Goldman Sachs VIT International Equity Insights Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. American Franchise Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. American Value Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Core Equity Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Government Securities Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Growth and Income Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. High Yield Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Mid Cap Core Equity Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Mid Cap Growth Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Value Opportunities Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Value Opportunities Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Balanced Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Balanced Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Enterprise Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Flexible Bond Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Forty Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Forty Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Global Research Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Global Research Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Mid Cap Value Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson VIT Overseas Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the	For Each of the
Janus Henderson VIT Research Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
JPMorgan IT Small Cap Core Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Lazard Retirement Series International Equity Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Growth Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT High Yield Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Investors Trust Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Investors Trust Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Massachusetts Investors Growth Stock Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT New Discovery Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT New Discovery Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Research Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Total Return Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Total Return Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Utilities Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS VIT Value Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF Discovery Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF Growth Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF Growth Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT Real Return Institutional Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT Total Return Institutional Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Putnam VT High Yield Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Putnam VT International Value Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Rydex VT Guggenheim Long Short Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Rydex VT NASDAQ-100®	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Blue Chip Growth II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

Appendix A (Cont.)
Lincoln Benefit Life Variable Annuity Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the	For Each of the
T. Rowe Price Equity Income	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Equity Income II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price International Stock	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Mid-Cap Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price New America Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
VanEck VIP Emerging Markets Initial Class Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
VanEck VIP Global Hard Assets Initial Class Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Wells Fargo VT Discovery Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Wells Fargo VT Opportunity Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
ASSETS
Investments, at fair value	$10,917,364	$2,934,387	$4,192,156	$5,910,888	$6,048,103
Due from (to) Lincoln Benefit Life Insurance Company	85	—	60	631	(223)
Total assets	$10,917,449	$2,934,387	$4,192,216	$5,911,519	$6,047,880
NET ASSETS
Accumulation units	$10,799,471	$2,934,387	$4,172,652	$5,850,640	$6,044,928
Contracts in payout (annuitization) period	117,978	—	19,564	60,879	2,952
Total net assets	$10,917,449	$2,934,387	$4,192,216	$5,911,519	$6,047,880
FUND SHARE INFORMATION
Number of shares	109,228	31,730	172,233	63,279	68,033
Cost of investments	$7,454,128	$2,187,749	$2,489,214	$3,681,500	$4,080,348
UNIT VALUE (1)
Lowest	$35.89	$51.56	$20.06	$28.26	$35.91
Highest	$95.93	$65.04	$40.20	$56.81	$57.55

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$52,997	$8,450	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(131,009)	(40,017)	(52,798)	(63,610)	(68,708)
Administrative expense	(10,426)	(2,762)	(4,018)	(5,066)	(5,025)
Net investment income (loss)	(141,435)	(42,779)	(3,819)	(60,226)	(73,733)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,229,073	674,383	497,850	931,641	1,068,013
Cost of investments sold	830,507	480,753	336,482	604,869	706,787
Realized gains (losses) on fund shares	398,566	193,630	161,368	326,772	361,226
Realized gain distributions	1,398,878	400,555	18,084	755,480	807,170
Net realized gains (losses)	1,797,444	594,185	179,452	1,082,252	1,168,396
Change in unrealized gains (losses)	1,592,413	370,175	304,862	1,401,092	1,485,035
Net realized and change in unrealized gains
(losses) on investments	3,389,857	964,360	484,314	2,483,344	2,653,431
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,248,422	$921,581	$480,495	$2,423,118	$2,579,698

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A	Class A
ASSETS
Investments, at fair value	$10,224,839	$4,100,418	$6,025,712	$1,765,793	$1,047,885
Due from (to) Lincoln Benefit Life Insurance Company	406	—	432	352	(16)
Total assets	$10,225,245	$4,100,418	$6,026,144	$1,766,145	$1,047,869
NET ASSETS
Accumulation units	$10,102,479	$4,100,418	$5,931,842	$1,744,596	$1,040,458
Contracts in payout (annuitization) period	122,766	—	94,302	21,549	7,411
Total net assets	$10,225,245	$4,100,418	$6,026,144	$1,766,145	$1,047,869
FUND SHARE INFORMATION
Number of shares	307,606	136,227	134,563	293,321	85,681
Cost of investments	$6,095,776	$2,492,095	$3,493,817	$1,782,682	$930,418
UNIT VALUE (1)
Lowest	$34.82	$30.82	$29.62	$15.80	$26.26
Highest	$68.10	$38.88	$52.78	$21.27	$32.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$50,426	$50,072	$13,890
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(113,976)	(48,557)	(67,275)	(25,119)	(14,477)
Administrative expense	(8,619)	(3,285)	(5,370)	(1,908)	(988)
Net investment income (loss)	(122,595)	(51,842)	(22,219)	23,045	(1,575)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,311,174	634,918	831,236	313,052	186,819
Cost of investments sold	875,676	411,858	578,155	327,763	187,339
Realized gains (losses) on fund shares	435,498	223,060	253,081	(14,711)	(520)
Realized gain distributions	1,114,163	487,558	338,312	—	46,989
Net realized gains (losses)	1,549,661	710,618	591,393	(14,711)	46,469
Change in unrealized gains (losses)	2,702,622	1,018,448	1,935,477	120,664	90,111
Net realized and change in unrealized gains
(losses) on investments	4,252,283	1,729,066	2,526,870	105,953	136,580
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,129,688	$1,677,224	$2,504,651	$128,998	$135,005
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
ASSETS
Investments, at fair value	$601,096	$1,208,649	$2,288,831	$1,975,854	$212,669
Due from (to) Lincoln Benefit Life Insurance Company	39	102	(12)	271	54
Total assets	$601,135	$1,208,751	$2,288,819	$1,976,125	$212,723
NET ASSETS
Accumulation units	$585,536	$1,193,577	$2,258,105	$1,937,257	$204,482
Contracts in payout (annuitization) period	15,599	15,174	30,714	38,868	8,241
Total net assets	$601,135	$1,208,751	$2,288,819	$1,976,125	$212,723
FUND SHARE INFORMATION
Number of shares	83,024	48,443	91,298	166,038	12,229
Cost of investments	$679,556	$845,214	$2,043,496	$2,080,292	$168,785
UNIT VALUE (1)
Lowest	$7.96	$36.42	$18.48	$19.79	$38.50
Highest	$12.51	$42.03	$20.14	$39.99	$44.44

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
NET INVESTMENT INCOME (LOSS)
Dividends	$19,832	$9,682	$74,961	$13,685	$1,660
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(8,283)	(13,791)	(31,976)	(24,431)	(2,687)
Administrative expense	(564)	(935)	(2,709)	(1,678)	(182)
Net investment income (loss)	10,985	(5,044)	40,276	(12,424)	(1,209)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	96,639	146,288	463,054	284,428	58,707
Cost of investments sold	120,118	110,071	447,750	376,202	62,403
Realized gains (losses) on fund shares	(23,479)	36,217	15,304	(91,774)	(3,696)
Realized gain distributions	—	42,482	55,204	—	18,904
Net realized gains (losses)	(23,479)	78,699	70,508	(91,774)	15,208
Change in unrealized gains (losses)	18,554	109,843	23,381	360,594	7,493
Net realized and change in unrealized gains
(losses) on investments	(4,925)	188,542	93,889	268,820	22,701
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,060	$183,498	$134,165	$256,396	$21,492
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II*	Primary Shares*	Primary Shares*	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$4,366,803	$4,371,434	$1,434,586	$3,390,142	$1,617,423
Due from (to) Lincoln Benefit Life Insurance Company	2,692	434	315	300	—
Total assets	$4,369,495	$4,371,868	$1,434,901	$3,390,442	$1,617,423
NET ASSETS
Accumulation units	$4,215,906	$4,312,786	$1,413,920	$3,349,194	$1,617,423
Contracts in payout (annuitization) period	153,589	59,082	20,981	41,248	—
Total net assets	$4,369,495	$4,371,868	$1,434,901	$3,390,442	$1,617,423
FUND SHARE INFORMATION
Number of shares	391,291	681,971	129,359	198,952	97,670
Cost of investments	$4,332,701	$4,387,028	$1,263,906	$2,971,856	$1,404,394
UNIT VALUE (1)
Lowest	$15.52	$25.01	$15.96	$20.08	$17.24
Highest	$21.45	$38.85	$30.60	$37.67	$21.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II*	Primary Shares*	Primary Shares*	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$109,269	$251,454	$37,885	$46,661	$19,174
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(61,737)	(60,180)	(19,019)	(40,900)	(22,485)
Administrative expense	(4,897)	(4,830)	(1,720)	(3,955)	(1,520)
Net investment income (loss)	42,635	186,444	17,146	1,806	(4,831)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	692,429	1,196,592	310,539	428,635	153,769
Cost of investments sold	691,362	1,263,538	293,145	414,302	143,667
Realized gains (losses) on fund shares	1,067	(66,946)	17,394	14,333	10,102
Realized gain distributions	—	—	—	41,003	20,317
Net realized gains (losses)	1,067	(66,946)	17,394	55,336	30,419
Change in unrealized gains (losses)	119,377	35,355	(57,011)	346,286	161,970
Net realized and change in unrealized gains
(losses) on investments	120,444	(31,591)	(39,617)	401,622	192,389
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$163,079	$154,853	$(22,471)	$403,428	$187,558
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$30,692,122	$9,904,915	$11,920,261	$5,872,205	$15,855,994
Due from (to) Lincoln Benefit Life Insurance Company	284	82	(647)	313	(766)
Total assets	$30,692,406	$9,904,997	$11,919,614	$5,872,518	$15,855,228
NET ASSETS
Accumulation units	$30,214,714	$9,864,847	$11,684,735	$5,849,097	$15,676,434
Contracts in payout (annuitization) period	477,692	40,150	234,879	23,421	178,794
Total net assets	$30,692,406	$9,904,997	$11,919,614	$5,872,518	$15,855,228
FUND SHARE INFORMATION
Number of shares	637,163	211,961	498,756	253,331	15,855,994
Cost of investments	$18,444,555	$6,237,539	$10,795,467	$5,327,695	$15,855,994
UNIT VALUE (1)
Lowest	$38.55	$34.85	$25.84	$19.43	$9.32
Highest	$87.87	$43.96	$61.03	$25.05	$13.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$67,909	$7,173	$196,854	$89,065	$45,806
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(379,342)	(130,593)	(145,637)	(81,883)	(220,098)
Administrative expense	(31,035)	(9,015)	(14,087)	(5,531)	(16,170)
Net investment income (loss)	(342,468)	(132,435)	37,130	1,651	(190,462)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,883,138	1,482,833	2,080,077	1,039,008	9,705,914
Cost of investments sold	2,712,765	1,077,026	2,109,971	1,066,219	9,705,914
Realized gains (losses) on fund shares	1,170,373	405,807	(29,894)	(27,211)	—
Realized gain distributions	142,123	48,432	521,791	266,080	—
Net realized gains (losses)	1,312,496	454,239	491,897	238,869	—
Change in unrealized gains (losses)	6,170,719	1,976,592	(19,961)	4,753	—
Net realized and change in unrealized gains
(losses) on investments	7,483,215	2,430,831	471,936	243,622	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,140,747	$2,298,396	$509,066	$245,273	$(190,462)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$7,481,114	$21,414,984	$5,971,650	$22,508,261	$12,321,648
Due from (to) Lincoln Benefit Life Insurance Company	7	(438)	(210)	(450)	177
Total assets	$7,481,121	$21,414,546	$5,971,440	$22,507,811	$12,321,825
NET ASSETS
Accumulation units	$7,477,921	$21,322,763	$5,968,702	$22,120,075	$12,311,236
Contracts in payout (annuitization) period	3,200	91,783	2,738	387,736	10,589
Total net assets	$7,481,121	$21,414,546	$5,971,440	$22,507,811	$12,321,825
FUND SHARE INFORMATION
Number of shares	7,481,114	207,912	59,372	60,573	33,599
Cost of investments	$7,481,114	$10,939,451	$3,115,602	$10,688,730	$5,651,372
UNIT VALUE (1)
Lowest	$7.70	$27.46	$35.65	$26.12	$27.89
Highest	$9.72	$103.71	$58.13	$39.97	$35.18

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$18,571	$14,119	$2,302	$347,736	$172,178
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(107,837)	(253,830)	(76,177)	(282,225)	(161,236)
Administrative expense	(7,347)	(22,001)	(5,250)	(22,037)	(11,043)
Net investment income (loss)	(96,613)	(261,712)	(79,125)	43,474	(101)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,858,446	3,456,131	1,339,517	3,921,366	1,857,659
Cost of investments sold	2,858,446	2,089,548	890,968	2,107,970	958,950
Realized gains (losses) on fund shares	—	1,366,583	448,549	1,813,396	898,709
Realized gain distributions	—	1,778,606	526,176	69,274	38,161
Net realized gains (losses)	—	3,145,189	974,725	1,882,670	936,870
Change in unrealized gains (losses)	—	3,825,594	958,184	1,124,999	728,078
Net realized and change in unrealized gains
(losses) on investments	—	6,970,783	1,932,909	3,007,669	1,664,948
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(96,613)	$6,709,071	$1,853,784	$3,051,143	$1,664,847
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
ASSETS
Investments, at fair value	$6,258,831	$4,589,698	$5,765,219	$388,718	$1,270,624
Due from (to) Lincoln Benefit Life Insurance Company	2	447	22	1	—
Total assets	$6,258,833	$4,590,145	$5,765,241	$388,719	$1,270,624
NET ASSETS
Accumulation units	$6,223,780	$4,522,357	$5,754,719	$387,102	$1,270,624
Contracts in payout (annuitization) period	35,053	67,788	10,522	1,617	—
Total net assets	$6,258,833	$4,590,145	$5,765,241	$388,719	$1,270,624
FUND SHARE INFORMATION
Number of shares	456,183	173,066	219,627	45,095	73,745
Cost of investments	$5,749,132	$3,256,583	$4,022,192	$396,239	$1,159,062
UNIT VALUE (1)
Lowest	$12.87	$15.47	$17.19	$13.33	$12.16
Highest	$18.64	$31.89	$24.00	$13.91	$13.14

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$125,418	$17,866	$11,323	$5,526	$7,519
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(91,026)	(59,377)	(76,525)	(4,513)	(16,832)
Administrative expense	(6,285)	(4,707)	(5,298)	(341)	(1,163)
Net investment income (loss)	28,107	(46,218)	(70,500)	672	(10,476)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,520,667	832,242	1,040,311	39,180	265,385
Cost of investments sold	1,449,872	677,067	845,135	51,156	279,821
Realized gains (losses) on fund shares	70,795	155,175	195,176	(11,976)	(14,436)
Realized gain distributions	2,506	19,694	23,686	—	19,098
Net realized gains (losses)	73,301	174,869	218,862	(11,976)	4,662
Change in unrealized gains (losses)	338,289	430,846	560,571	25,581	116,408
Net realized and change in unrealized gains
(losses) on investments	411,590	605,715	779,433	13,605	121,070
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$439,697	$559,497	$708,933	$14,277	$110,594
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Goldman Sachs	Invesco		Invesco	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Discovery Mid	Oppenheimer V.I.	International	Main Street
	Institutional	Cap Growth	Global	Growth	Small Cap
	Shares	Series II*	Series II	Series II	Series II
ASSETS
Investments, at fair value	$349,053	$4,792,848	$3,627,249	$1,025,259	$12,718,817
Due from (to) Lincoln Benefit Life Insurance Company	524	81	—	(263)	(156)
Total assets	$349,577	$4,792,929	$3,627,249	$1,024,996	$12,718,661
NET ASSETS
Accumulation units	$315,394	$4,786,719	$3,627,249	$1,000,103	$12,634,235
Contracts in payout (annuitization) period	34,183	6,210	—	24,893	84,426
Total net assets	$349,577	$4,792,929	$3,627,249	$1,024,996	$12,718,661
FUND SHARE INFORMATION
Number of shares	25,837	48,882	70,624	337,256	472,643
Cost of investments	$306,026	$3,254,069	$2,429,464	$662,943	$9,507,997
UNIT VALUE (1)
Lowest	$40.03	$14.58	$29.11	$24.43	$28.67
Highest	$41.77	$37.98	$36.73	$29.46	$45.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco		Invesco	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Discovery Mid	Oppenheimer V.I.	International	Main Street
	Institutional	Cap Growth	Global	Growth	Small Cap
	Shares	Series II*	Series II	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$668	$—	$13,852	$5,515	$39,370
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,923)	(45,689)	(46,275)	(11,817)	(158,267)
Administrative expense	(362)	(3,287)	(3,172)	(1,037)	(10,871)
Net investment income (loss)	(4,617)	(48,976)	(35,595)	(7,339)	(129,768)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	209,850	872,387	608,960	102,673	2,160,865
Cost of investments sold	267,132	734,116	503,611	76,199	2,005,578
Realized gains (losses) on fund shares	(57,282)	138,271	105,349	26,474	155,287
Realized gain distributions	4,155	102,282	114,875	11,589	156,995
Net realized gains (losses)	(53,127)	240,553	220,224	38,063	312,282
Change in unrealized gains (losses)	10,998	1,358,810	556,967	133,131	1,748,973
Net realized and change in unrealized gains
(losses) on investments	(42,129)	1,599,363	777,191	171,194	2,061,255
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(46,746)	$1,550,387	$741,596	$163,855	$1,931,487
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Government
	Franchise	Franchise	American Value	Core Equity	Securities
	Series I	Series II	Series I	Series II	Series II
ASSETS
Investments, at fair value	$319,311	$603,549	$6,580,596	$1,295,692	$1,272,675
Due from (to) Lincoln Benefit Life Insurance Company	—	—	157	—	243
Total assets	$319,311	$603,549	$6,580,753	$1,295,692	$1,272,918
NET ASSETS
Accumulation units	$319,311	$603,549	$6,540,707	$1,295,692	$1,259,063
Contracts in payout (annuitization) period	—	—	40,046	—	13,855
Total net assets	$319,311	$603,549	$6,580,753	$1,295,692	$1,272,918
FUND SHARE INFORMATION
Number of shares	3,584	7,159	416,493	42,790	106,768
Cost of investments	$171,547	$345,832	$6,428,287	$1,236,876	$1,254,838
UNIT VALUE (1)
Lowest	$27.69	$26.59	$25.85	$18.63	$10.21
Highest	$31.06	$33.54	$36.53	$22.79	$12.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Government
	Franchise	Franchise	American Value	Core Equity	Securities
	Series I	Series II	Series I	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$189	$—	$53,113	$12,704	$27,457
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,384)	(7,395)	(84,048)	(17,514)	(17,922)
Administrative expense	(275)	(500)	(6,110)	(1,215)	(1,242)
Net investment income (loss)	(4,470)	(7,895)	(37,045)	(6,025)	8,293
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	67,182	43,545	986,164	239,411	268,743
Cost of investments sold	49,074	28,112	1,179,637	212,617	263,869
Realized gains (losses) on fund shares	18,108	15,433	(193,473)	26,794	4,874
Realized gain distributions	19,713	39,183	56,604	274,584	—
Net realized gains (losses)	37,821	54,616	(136,869)	301,378	4,874
Change in unrealized gains (losses)	51,832	128,212	5,043	(151,728)	39,960
Net realized and change in unrealized gains
(losses) on investments	89,653	182,828	(131,826)	149,650	44,834
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85,183	$174,933	$(168,871)	$143,625	$53,127
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Mid Cap	Mid Cap	Value
	and Income	High Yield	Core Equity	Growth	Opportunities
	Series II	Series I	Series II	Series II*	Series I
ASSETS
Investments, at fair value	$9,969,486	$556,310	$2,588,112	$—	$2,613,869
Due from (to) Lincoln Benefit Life Insurance Company	393	15	—	—	(68)
Total assets	$9,969,879	$556,325	$2,588,112	$—	$2,613,801
NET ASSETS
Accumulation units	$9,929,741	$550,979	$2,588,112	$—	$2,608,421
Contracts in payout (annuitization) period	40,138	5,346	—	—	5,380
Total net assets	$9,969,879	$556,325	$2,588,112	$—	$2,613,801
FUND SHARE INFORMATION
Number of shares	533,128	105,762	252,745	—	465,101
Cost of investments	$10,019,646	$563,149	$2,880,511	$—	$3,028,245
UNIT VALUE (1)
Lowest	$20.70	$18.83	$19.89	$—	$15.97
Highest	$27.82	$22.04	$25.09	$—	$18.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Mid Cap	Mid Cap	Value
	and Income	High Yield	Core Equity	Growth	Opportunities
	Series II	Series I	Series II	Series II*	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$181,083	$31,165	$11,591	$—	$8,821
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(129,697)	(7,344)	(34,880)	(13,006)	(31,750)
Administrative expense	(9,086)	(531)	(2,414)	(947)	(2,233)
Net investment income (loss)	42,300	23,290	(25,703)	(13,953)	(25,162)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,645,509	59,228	565,682	2,951,202	501,464
Cost of investments sold	1,915,178	64,070	631,712	3,663,095	713,316
Realized gains (losses) on fund shares	(269,669)	(4,842)	(66,030)	(711,893)	(211,852)
Realized gain distributions	152,859	—	501,139	823,783	100,029
Net realized gains (losses)	(116,810)	(4,842)	435,109	111,890	(111,823)
Change in unrealized gains (losses)	112,091	(13,023)	(203,875)	(267,422)	191,670
Net realized and change in unrealized gains
(losses) on investments	(4,719)	(17,865)	231,234	(155,532)	79,847
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$37,581	$5,425	$205,531	$(169,485)	$54,685
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$1,419,661	$19,567,082	$2,437,916	$17,624,548	$4,677,322
Due from (to) Lincoln Benefit Life Insurance Company	—	1,887	—	(456)	96
Total assets	$1,419,661	$19,568,969	$2,437,916	$17,624,092	$4,677,418
NET ASSETS
Accumulation units	$1,419,661	$19,363,309	$2,437,916	$17,483,686	$4,614,346
Contracts in payout (annuitization) period	—	205,660	—	140,406	63,072
Total net assets	$1,419,661	$19,568,969	$2,437,916	$17,624,092	$4,677,418
FUND SHARE INFORMATION
Number of shares	253,059	448,992	52,883	187,077	366,849
Cost of investments	$1,549,532	$12,776,045	$1,579,272	$9,511,602	$4,400,551
UNIT VALUE (1)
Lowest	$13.83	$29.75	$26.15	$21.82	$21.78
Highest	$17.45	$87.57	$32.98	$121.23	$35.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$1,085	$330,782	$33,879	$11,162	$132,657
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(17,189)	(248,074)	(33,156)	(206,820)	(62,207)
Administrative expense	(1,209)	(20,722)	(2,282)	(18,349)	(4,961)
Net investment income (loss)	(17,313)	61,986	(1,559)	(214,007)	65,489
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	278,104	2,541,865	291,649	2,444,577	763,889
Cost of investments sold	370,577	1,807,993	206,522	1,550,085	741,163
Realized gains (losses) on fund shares	(92,473)	733,872	85,127	894,492	22,726
Realized gain distributions	55,938	294,988	34,528	1,109,470	—
Net realized gains (losses)	(36,535)	1,028,860	119,655	2,003,962	22,726
Change in unrealized gains (losses)	140,500	1,149,328	148,299	833,394	298,211
Net realized and change in unrealized gains
(losses) on investments	103,965	2,178,188	267,954	2,837,356	320,937
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,652	$2,240,174	$266,395	$2,623,349	$386,426
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$2,159,241	$2,875,596	$10,431,676	$409,071	$3,118,755
Due from (to) Lincoln Benefit Life Insurance Company	(53)	—	323	—	43
Total assets	$2,159,188	$2,875,596	$10,431,999	$409,071	$3,118,798
NET ASSETS
Accumulation units	$2,149,826	$2,875,596	$10,273,773	$409,071	$3,097,100
Contracts in payout (annuitization) period	9,362	—	158,226	—	21,698
Total net assets	$2,159,188	$2,875,596	$10,431,999	$409,071	$3,118,798
FUND SHARE INFORMATION
Number of shares	37,881	54,298	163,969	6,598	202,254
Cost of investments	$1,338,356	$1,911,375	$5,711,590	$205,447	$3,070,879
UNIT VALUE (1)
Lowest	$56.88	$50.03	$13.57	$18.56	$22.82
Highest	$65.12	$63.11	$57.29	$23.84	$28.78

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$5,157	$4,330	66,972	$1,949	$30,492
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(26,644)	(40,251)	(122,136)	(4,901)	(42,045)
Administrative expense	(1,841)	(2,596)	(11,615)	(360)	(2,873)
Net investment income (loss)	(23,328)	(38,517)	(66,779)	(3,312)	(14,426)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	276,174	466,160	1,414,367	41,313	351,265
Cost of investments sold	216,441	339,862	883,576	24,485	391,814
Realized gains (losses) on fund shares	59,733	126,298	530,791	16,828	(40,549)
Realized gain distributions	133,457	198,472	495,408	19,354	58,198
Net realized gains (losses)	193,190	324,770	1,026,199	36,182	17,649
Change in unrealized gains (losses)	424,137	562,309	663,369	27,071	(112,164)
Net realized and change in unrealized gains
(losses) on investments	617,327	887,079	1,689,568	63,253	(94,515)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$593,999	$848,562	$1,622,789	$59,941	$(108,941)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
ASSETS
Investments, at fair value	$2,040,387	$13,544,075	$839,773	$869,479	$186,692
Due from (to) Lincoln Benefit Life Insurance Company	1	540	—	569	—
Total assets	$2,040,388	$13,544,615	$839,773	$870,048	$186,692
NET ASSETS
Accumulation units	$2,040,051	$13,360,757	$835,959	$833,275	$186,692
Contracts in payout (annuitization) period	337	183,858	3,814	36,773	—
Total net assets	$2,040,388	$13,544,615	$839,773	$870,048	$186,692
FUND SHARE INFORMATION
Number of shares	55,779	274,449	34,831	41,149	17,579
Cost of investments	$1,992,756	$8,147,424	$618,591	$773,942	$188,594
UNIT VALUE (1)
Lowest	$11.39	$21.87	$38.25	$36.66	$15.57
Highest	$17.80	$81.42	$39.91	$43.41	$16.24

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$22,366	$48,607	$6,604	19,704	$3,831
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(26,534)	(154,769)	(9,454)	(11,042)	(2,350)
Administrative expense	(1,956)	(15,223)	(680)	(785)	(173)
Net investment income (loss)	(6,124)	(121,385)	(3,530)	7,877	1,308
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	692,673	2,070,022	62,343	151,838	23,944
Cost of investments sold	768,758	1,448,395	56,978	173,598	27,664
Realized gains (losses) on fund shares	(76,085)	621,627	5,365	(21,760)	(3,720)
Realized gain distributions	—	964,061	43,495	—	5,614
Net realized gains (losses)	(76,085)	1,585,688	48,860	(21,760)	1,894
Change in unrealized gains (losses)	327,509	1,867,925	42,707	(47,360)	6,953
Net realized and change in unrealized gains
(losses) on investments	251,424	3,453,613	91,567	(69,120)	8,847
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$245,300	$3,332,228	$88,037	$(61,243)	$10,155
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$4,769,169	$3,931,945	$3,445,662	$1,476,300	$1,863,717
Due from (to) Lincoln Benefit Life Insurance Company	817	—	193	178	15
Total assets	$4,769,986	$3,931,945	$3,445,855	$1,476,478	$1,863,732
NET ASSETS
Accumulation units	$4,703,099	$3,931,945	$3,390,344	$1,461,086	$1,860,507
Contracts in payout (annuitization) period	66,887	—	55,511	15,392	3,225
Total net assets	$4,769,986	$3,931,945	$3,445,855	$1,476,478	$1,863,732
FUND SHARE INFORMATION
Number of shares	240,382	511,972	46,683	263,155	50,963
Cost of investments	$4,447,105	$4,050,882	$1,924,045	$1,541,815	$1,303,452
UNIT VALUE (1)
Lowest	$16.73	$16.65	$24.70	$15.93	$25.44
Highest	$29.01	$21.00	$55.06	$20.10	$33.55

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$60,680	$134,586	$—	$79,092	$10,810
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(62,121)	(54,274)	(46,627)	(21,705)	(24,694)
Administrative expense	(4,424)	(3,760)	(3,183)	(1,456)	(1,690)
Net investment income (loss)	(5,865)	76,552	(49,810)	55,931	(15,574)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	684,119	517,387	803,183	330,202	153,858
Cost of investments sold	637,531	559,741	515,396	367,272	112,444
Realized gains (losses) on fund shares	46,588	(42,354)	287,787	(37,070)	41,414
Realized gain distributions	474,518	—	201,225	—	51,709
Net realized gains (losses)	521,106	(42,354)	489,012	(37,070)	93,123
Change in unrealized gains (losses)	(377,948)	160,387	418,750	13,821	126,209
Net realized and change in unrealized gains
(losses) on investments	143,158	118,033	907,762	(23,249)	219,332
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$137,293	$194,585	$857,952	$32,682	$203,758
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$533,589	$2,748,003	$7,403,655	$2,469,426	$951,379
Due from (to) Lincoln Benefit Life Insurance Company	—	—	69	992	272
Total assets	$533,589	$2,748,003	$7,403,724	$2,470,418	$951,651
NET ASSETS
Accumulation units	$533,589	$2,748,003	$7,386,148	$2,405,733	$933,111
Contracts in payout (annuitization) period	—	—	17,576	64,685	18,540
Total net assets	$533,589	$2,748,003	$7,403,724	$2,470,418	$951,651
FUND SHARE INFORMATION
Number of shares	14,826	111,390	274,616	104,592	28,944
Cost of investments	$357,624	$2,042,919	$4,902,875	$1,692,814	$714,516
UNIT VALUE (1)
Lowest	$27.14	$31.97	$37.58	$39.60	$23.63
Highest	$34.24	$40.33	$88.07	$51.40	$37.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$2,040	$5,551	$—	$—	$6,678
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(7,053)	(37,053)	(84,758)	(29,682)	(12,945)
Administrative expense	(488)	(2,534)	(5,734)	(2,116)	(906)
Net investment income (loss)	(5,501)	(34,036)	(90,492)	(31,798)	(7,173)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	100,689	558,618	829,206	487,052	160,783
Cost of investments sold	77,999	451,779	657,014	430,616	132,383
Realized gains (losses) on fund shares	22,690	106,839	172,192	56,436	28,400
Realized gain distributions	14,703	244,058	541,840	215,419	36,813
Net realized gains (losses)	37,393	350,897	714,032	271,855	65,213
Change in unrealized gains (losses)	20,417	154,126	1,666,344	522,824	70,700
Net realized and change in unrealized gains
(losses) on investments	57,810	505,023	2,380,376	794,679	135,913
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$52,309	$470,987	$2,289,884	$762,881	$128,740
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
ASSETS
Investments, at fair value	$5,889,623	$2,241,181	$1,024,026	$1,118,198	$2,192,814
Due from (to) Lincoln Benefit Life Insurance Company	241	173	45	—	(47)
Total assets	$5,889,864	$2,241,354	$1,024,071	$1,118,198	$2,192,767
NET ASSETS
Accumulation units	$5,862,679	$2,231,193	$1,017,986	$1,118,198	$2,155,417
Contracts in payout (annuitization) period	27,185	10,161	6,085	—	37,350
Total net assets	$5,889,864	$2,241,354	$1,024,071	$1,118,198	$2,192,767
FUND SHARE INFORMATION
Number of shares	226,350	87,889	29,519	56,022	74,358
Cost of investments	$4,768,246	$1,843,035	$796,020	$917,849	$896,629
UNIT VALUE (1)
Lowest	$25.96	$17.84	$34.47	$24.62	$88.42
Highest	$32.01	$22.50	$49.19	$31.06	$92.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$132,521	$44,362	$20,957	$14,972	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(84,765)	(31,586)	(13,679)	(15,562)	(20,209)
Administrative expense	(5,789)	(2,128)	(966)	(1,105)	(1,508)
Net investment income (loss)	41,967	10,648	6,312	(1,695)	(21,717)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	980,257	239,804	134,716	236,535	292,647
Cost of investments sold	842,848	215,326	115,072	207,025	220,484
Realized gains (losses) on fund shares	137,409	24,478	19,644	29,510	72,163
Realized gain distributions	153,568	57,770	24,796	50,317	166,366
Net realized gains (losses)	290,977	82,248	44,440	79,827	238,529
Change in unrealized gains (losses)	110,064	63,284	(22,940)	(66,536)	1,131,001
Net realized and change in unrealized gains
(losses) on investments	401,041	145,532	21,500	13,291	1,369,530
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$443,008	$156,180	$27,812	$11,596	$1,347,813
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
ASSETS
Investments, at fair value	$15,055,160	$1,665,805	$3,899,494	$4,835,462	$4,855,726
Due from (to) Lincoln Benefit Life Insurance Company	(61)	—	143	25	10
Total assets	$15,055,099	$1,665,805	$3,899,637	$4,835,487	$4,855,736
NET ASSETS
Accumulation units	$15,005,415	$1,665,805	$3,876,672	$4,823,527	$4,850,941
Contracts in payout (annuitization) period	49,684	—	22,965	11,960	4,795
Total net assets	$15,055,099	$1,665,805	$3,899,637	$4,835,487	$4,855,736
FUND SHARE INFORMATION
Number of shares	214,369	25,596	228,978	430,201	348,831
Cost of investments	$5,699,807	$775,546	$3,752,428	$4,578,133	$4,495,655
UNIT VALUE (1)
Lowest	$98.02	$82.34	$18.29	$15.11	$13.07
Highest	$112.22	$103.87	$30.79	$23.83	$17.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$101,613	$287,026	$66,524
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(158,266)	(48,331)	(58,193)	(70,632)	(69,132)
Administrative expense	(11,053)	(3,635)	(3,953)	(4,962)	(4,711)
Net investment income (loss)	(169,319)	(51,966)	39,467	211,432	(7,319)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,306,523	4,864,951	881,323	1,358,261	936,588
Cost of investments sold	625,021	2,921,836	887,544	1,303,488	918,157
Realized gains (losses) on fund shares	681,502	1,943,115	(6,221)	54,773	18,431
Realized gain distributions	1,138,223	583,141	113,312	—	—
Net realized gains (losses)	1,819,725	2,526,256	107,091	54,773	18,431
Change in unrealized gains (losses)	6,657,081	335,501	(1,021,425)	(91,803)	431,673
Net realized and change in unrealized gains
(losses) on investments	8,476,806	2,861,757	(914,334)	(37,030)	450,104
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,307,487	$2,809,791	$(874,867)	$174,402	$442,785
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
ASSETS
Investments, at fair value	$18,748,102	$801,974	$917,126	$362,237	$1,363,275
Due from (to) Lincoln Benefit Life Insurance Company	1,876	(342)	11	—	254
Total assets	$18,749,978	$801,632	$917,137	$362,237	$1,363,529
NET ASSETS
Accumulation units	$18,558,777	$793,935	$911,439	$362,237	$1,335,919
Contracts in payout (annuitization) period	191,201	7,697	5,698	—	27,610
Total net assets	$18,749,978	$801,632	$917,137	$362,237	$1,363,529
FUND SHARE INFORMATION
Number of shares	1,617,610	128,728	89,651	25,155	21,708
Cost of investments	$17,569,197	$830,872	$1,007,735	$330,149	$620,288
UNIT VALUE (1)
Lowest	$14.43	$23.48	$15.00	$11.72	$30.03
Highest	$23.85	$27.48	$18.27	$19.01	$53.65

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
NET INVESTMENT INCOME (LOSS)
Dividends	$407,566	$45,842	$19,728	$3,393	$3,180
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(269,958)	(11,418)	(11,319)	(6,321)	(16,561)
Administrative expense	(19,757)	(799)	(877)	(437)	(1,115)
Net investment income (loss)	117,851	33,625	7,532	(3,365)	(14,496)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,182,057	192,581	199,479	423,524	142,173
Cost of investments sold	3,992,953	219,935	237,009	457,532	73,931
Realized gains (losses) on fund shares	189,104	(27,354)	(37,530)	(34,008)	68,242
Realized gain distributions	214,634	—	11,589	—	126,910
Net realized gains (losses)	403,738	(27,354)	(25,941)	(34,008)	195,152
Change in unrealized gains (losses)	774,284	8,733	33,914	9,142	215,965
Net realized and change in unrealized gains
(losses) on investments	1,178,022	(18,621)	7,973	(24,866)	411,117
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,295,873	$15,004	$15,505	$(28,231)	$396,621
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
ASSETS
Investments, at fair value	$7,579,545	$6,832,507	$8,211,468	$2,867,418	$9,288,055
Due from (to) Lincoln Benefit Life Insurance Company	—	50	—	—	(261)
Total assets	$7,579,545	$6,832,557	$8,211,468	$2,867,418	$9,287,794
NET ASSETS
Accumulation units	$7,579,545	$6,778,136	$8,211,468	$2,864,275	$9,207,763
Contracts in payout (annuitization) period	—	54,421	—	3,143	80,031
Total net assets	$7,579,545	$6,832,557	$8,211,468	$2,867,418	$9,287,794
FUND SHARE INFORMATION
Number of shares	156,344	260,683	314,616	167,882	277,504
Cost of investments	$2,978,630	$6,433,685	$7,396,641	$2,439,787	$6,716,454
UNIT VALUE (1)
Lowest	$40.09	$29.07	$19.37	$14.85	$56.68
Highest	$50.57	$34.75	$24.44	$22.33	$93.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$143,578	$156,632	$14,445	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(104,041)	(90,554)	(109,806)	(37,515)	(115,443)
Administrative expense	(7,076)	(6,167)	(7,512)	(2,576)	(7,924)
Net investment income (loss)	(111,117)	46,857	39,314	(25,646)	(123,367)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,998,224	1,085,602	1,336,158	385,312	813,339
Cost of investments sold	853,905	1,118,725	1,324,534	361,757	645,366
Realized gains (losses) on fund shares	1,144,319	(33,123)	11,624	23,555	167,973
Realized gain distributions	243,580	144,877	180,911	112,349	599,119
Net realized gains (losses)	1,387,899	111,754	192,535	135,904	767,092
Change in unrealized gains (losses)	675,262	(254,722)	(226,876)	210,857	1,052,173
Net realized and change in unrealized gains
(losses) on investments	2,063,161	(142,968)	(34,341)	346,761	1,819,265
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,952,044	$(96,111)	$4,973	$321,115	$1,695,898
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		VanEck VIP	VanEck VIP
		Emerging	Global
	T. Rowe Price	Markets	Hard Assets	Wells Fargo VT	Wells Fargo VT
	New America	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares	Class 2	Class 2
ASSETS
Investments, at fair value	$5,608,926	$1,228,168	$991,687	$4,277,531	$3,819,963
Due from (to) Lincoln Benefit Life Insurance Company	34	—	—	438	—
Total assets	$5,608,960	$1,228,168	$991,687	$4,277,969	$3,819,963
NET ASSETS
Accumulation units	$5,567,639	$1,228,168	$991,687	$4,241,638	$3,798,233
Contracts in payout (annuitization) period	41,321	—	—	36,331	21,730
Total net assets	$5,608,960	$1,228,168	$991,687	$4,277,969	$3,819,963
FUND SHARE INFORMATION
Number of shares	141,425	72,716	44,114	87,780	128,922
Cost of investments	$4,073,406	$998,316	$1,136,902	$2,419,223	$2,913,564
UNIT VALUE (1)
Lowest	$41.33	$30.52	$16.59	$63.61	$33.52
Highest	$56.63	$38.51	$20.94	$69.36	$36.55

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		VanEck VIP	VanEck VIP
		Emerging	Global
	T. Rowe Price	Markets	Hard Assets	Wells Fargo VT	Wells Fargo VT
	New America	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares	Class 2	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$23,803	$7,419	$—	$15,573
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(68,454)	(17,125)	(11,775)	(48,702)	(49,823)
Administrative expense	(4,755)	(1,176)	(777)	(3,379)	(3,502)
Net investment income (loss)	(73,209)	5,502	(5,133)	(52,081)	(37,752)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	815,890	316,588	132,844	696,934	658,296
Cost of investments sold	572,759	293,349	202,826	489,009	568,628
Realized gains (losses) on fund shares	243,131	23,239	(69,982)	207,925	89,668
Realized gain distributions	838,877	35,752	—	292,692	269,231
Net realized gains (losses)	1,082,008	58,991	(69,982)	500,617	358,899
Change in unrealized gains (losses)	727,837	98,194	226,277	1,278,490	317,692
Net realized and change in unrealized gains
(losses) on investments	1,809,845	157,185	156,295	1,779,107	676,591
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,736,636	$162,687	$151,162	$1,727,026	$638,839

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(141,435)	$(42,779)	$(3,819)	$(60,226)	$(73,733)
Net realized gains (losses)	1,797,444	594,185	179,452	1,082,252	1,168,396
Change in unrealized gains (losses)	1,592,413	370,175	304,862	1,401,092	1,485,035
Increase (decrease) in net assets from operations	3,248,422	921,581	480,495	2,423,118	2,579,698
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	46,522	3,068	42,861	16,601	6,723
Benefits	(148,067)	(190,034)	(48,174)	(55,745)	(91,364)
Payments on termination	(602,736)	(120,649)	(319,466)	(334,900)	(297,641)
Loans-net	482	51	(253)	194	—
Contract Maintenance Charge	(4,673)	(814)	(1,914)	(3,255)	(1,294)
Transfers among the sub-accounts and with the
Fixed Account - net	(199,419)	(259,648)	(49,335)	(172,140)	(454,439)
Increase (decrease) in net assets from contract
transactions	(907,891)	(568,026)	(376,281)	(549,245)	(838,015)
INCREASE (DECREASE) IN NET ASSETS	2,340,531	353,555	104,214	1,873,873	1,741,683
NET ASSETS AT BEGINNING OF PERIOD	8,576,918	2,580,832	4,088,002	4,037,646	4,306,197
NET ASSETS AT END OF PERIOD	$10,917,449	$2,934,387	$4,192,216	$5,911,519	$6,047,880
UNITS OUTSTANDING
Units outstanding at beginning of period	198,746	57,103	152,503	158,168	150,712
Units issued	5,496	1,221	2,600	9,898	3,861
Units redeemed	(25,202)	(11,718)	(17,194)	(28,864)	(26,442)
Units outstanding at end of period	179,040	46,606	137,909	139,202	128,131

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,595)	$(51,842)	$(22,219)	$23,045	$(1,575)
Net realized gains (losses)	1,549,661	710,618	591,393	(14,711)	46,469
Change in unrealized gains (losses)	2,702,622	1,018,448	1,935,477	120,664	90,111
Increase (decrease) in net assets from operations	4,129,688	1,677,224	2,504,651	128,998	135,005
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,867	16,629	6,086	7,662	1,783
Benefits	(38,790)	(47,457)	(36,332)	(27,961)	(11,280)
Payments on termination	(641,752)	(305,300)	(457,791)	(198,269)	(34,690)
Loans-net	3,032	—	(721)	—	124
Contract Maintenance Charge	(4,154)	(1,455)	(2,297)	(1,185)	(416)
Transfers among the sub-accounts and with the
Fixed Account - net	(489,881)	(215,061)	(217,341)	(5,785)	(101,065)
Increase (decrease) in net assets from contract
transactions	(1,152,678)	(552,644)	(708,396)	(225,538)	(145,544)
INCREASE (DECREASE) IN NET ASSETS	2,977,010	1,124,580	1,796,255	(96,540)	(10,539)
NET ASSETS AT BEGINNING OF PERIOD	7,248,235	2,975,838	4,229,889	1,862,685	1,058,408
NET ASSETS AT END OF PERIOD	$10,225,245	$4,100,418	$6,026,144	$1,766,145	$1,047,869
UNITS OUTSTANDING
Units outstanding at beginning of period	244,542	128,550	163,341	114,898	41,978
Units issued	1,329	1,316	1,473	3,553	1,094
Units redeemed	(34,593)	(20,354)	(23,024)	(16,391)	(6,277)
Units outstanding at end of period	211,278	109,512	141,790	102,060	36,795
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,985	$(5,044)	$40,276	$(12,424)	$(1,209)
Net realized gains (losses)	(23,479)	78,699	70,508	(91,774)	15,208
Change in unrealized gains (losses)	18,554	109,843	23,381	360,594	7,493
Increase (decrease) in net assets from operations	6,060	183,498	134,165	256,396	21,492
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,020	—	8,069	6,783	—
Benefits	(1,604)	(1,248)	(44,655)	(7,060)	(599)
Payments on termination	(68,834)	(81,706)	(312,417)	(65,753)	(14,116)
Loans-net	—	—	(161)	—	—
Contract Maintenance Charge	(194)	—	(1,369)	(1,084)	—
Transfers among the sub-accounts and with the
Fixed Account - net	14,113	312,759	(41,468)	(102,323)	(27,895)
Increase (decrease) in net assets from contract
transactions	(55,499)	229,805	(392,001)	(169,437)	(42,610)
INCREASE (DECREASE) IN NET ASSETS	(49,439)	413,303	(257,836)	86,959	(21,118)
NET ASSETS AT BEGINNING OF PERIOD	650,574	795,448	2,546,655	1,889,166	233,841
NET ASSETS AT END OF PERIOD	$601,135	$1,208,751	$2,288,819	$1,976,125	$212,723
UNITS OUTSTANDING
Units outstanding at beginning of period	68,014	22,867	140,338	79,650	6,407
Units issued	4,235	10,833	2,209	3,824	440
Units redeemed	(8,916)	(3,866)	(23,947)	(11,681)	(1,867)
Units outstanding at end of period	63,333	29,834	118,600	71,793	4,980
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II*	Primary Shares*	Primary Shares*	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,635	$186,444	$17,146	$1,806	$(4,831)
Net realized gains (losses)	1,067	(66,946)	17,394	55,336	30,419
Change in unrealized gains (losses)	119,377	35,355	(57,011)	346,286	161,970
Increase (decrease) in net assets from operations	163,079	154,853	(22,471)	403,428	187,558
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,900	24,398	908	12,050	7,888
Benefits	(54,092)	(20,382)	(13,126)	(54,860)	(11,428)
Payments on termination	(339,017)	(481,221)	(161,061)	(273,949)	(99,405)
Loans-net	—	—	—	2,429	—
Contract Maintenance Charge	(2,389)	(2,274)	(724)	(1,536)	(1,128)
Transfers among the sub-accounts and with the
Fixed Account - net	111,875	(265,767)	(42,524)	110,171	(13,274)
Increase (decrease) in net assets from contract
transactions	(250,723)	(745,246)	(216,527)	(205,695)	(117,347)
INCREASE (DECREASE) IN NET ASSETS	(87,644)	(590,393)	(238,998)	197,733	70,211
NET ASSETS AT BEGINNING OF PERIOD	4,457,139	4,962,261	1,673,899	3,192,709	1,547,212
NET ASSETS AT END OF PERIOD	$4,369,495	$4,371,868	$1,434,901	$3,390,442	$1,617,423
UNITS OUTSTANDING
Units outstanding at beginning of period	265,318	181,170	76,775	121,703	83,383
Units issued	21,166	14,785	3,930	8,646	744
Units redeemed	(37,319)	(41,090)	(13,723)	(15,977)	(6,767)
Units outstanding at end of period	249,165	154,865	66,982	114,372	77,360
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(342,468)	$(132,435)	$37,130	$1,651	$(190,462)
Net realized gains (losses)	1,312,496	454,239	491,897	238,869	—
Change in unrealized gains (losses)	6,170,719	1,976,592	(19,961)	4,753	—
Increase (decrease) in net assets from operations	7,140,747	2,298,396	509,066	245,273	(190,462)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	197,334	35,810	25,037	18,906	84,919
Benefits	(158,902)	(98,424)	(166,679)	(55,785)	(167,179)
Payments on termination	(1,720,279)	(750,091)	(1,039,025)	(501,712)	(2,864,809)
Loans-net	1,090	—	(209)	2,878	4,266
Contract Maintenance Charge	(11,534)	(8,903)	(5,356)	(4,606)	(22,820)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,214,525)	(283,241)	(220,634)	(69,181)	4,885,441
Increase (decrease) in net assets from contract
transactions	(2,906,816)	(1,104,849)	(1,406,866)	(609,500)	1,919,818
INCREASE (DECREASE) IN NET ASSETS	4,233,931	1,193,547	(897,800)	(364,227)	1,729,356
NET ASSETS AT BEGINNING OF PERIOD	26,458,475	8,711,450	12,817,414	6,236,745	14,125,872
NET ASSETS AT END OF PERIOD	$30,692,406	$9,904,997	$11,919,614	$5,872,518	$15,855,228
UNITS OUTSTANDING
Units outstanding at beginning of period	619,591	262,745	334,165	276,095	1,344,481
Units issued	12,978	6,909	18,172	18,218	1,058,244
Units redeemed	(76,522)	(36,934)	(63,092)	(45,583)	(880,774)
Units outstanding at end of period	556,047	232,720	289,245	248,730	1,521,951
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96,613)	$(261,712)	$(79,125)	$43,474	$(101)
Net realized gains (losses)	—	3,145,189	974,725	1,882,670	936,870
Change in unrealized gains (losses)	—	3,825,594	958,184	1,124,999	728,078
Increase (decrease) in net assets from operations	(96,613)	6,709,071	1,853,784	3,051,143	1,664,847
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,443	196,408	8,381	184,310	13,983
Benefits	(18,337)	(145,173)	(110,821)	(299,859)	(65,293)
Payments on termination	(1,708,403)	(2,268,327)	(514,506)	(1,533,878)	(813,393)
Loans-net	—	8,981	—	(58)	2,781
Contract Maintenance Charge	(13,884)	(7,964)	(1,412)	(9,685)	(11,211)
Transfers among the sub-accounts and with the
Fixed Account - net	1,480,400	(554,482)	(431,064)	(903,481)	(264,789)
Increase (decrease) in net assets from contract
transactions	(239,781)	(2,770,557)	(1,049,422)	(2,562,651)	(1,137,922)
INCREASE (DECREASE) IN NET ASSETS	(336,394)	3,938,514	804,362	488,492	526,925
NET ASSETS AT BEGINNING OF PERIOD	7,817,515	17,476,032	5,167,078	22,019,319	11,794,900
NET ASSETS AT END OF PERIOD	$7,481,121	$21,414,546	$5,971,440	$22,507,811	$12,321,825
UNITS OUTSTANDING
Units outstanding at beginning of period	823,845	507,792	150,289	780,952	402,976
Units issued	263,341	16,700	4,800	38,645	18,203
Units redeemed	(288,433)	(83,841)	(32,591)	(140,841)	(58,601)
Units outstanding at end of period	798,753	440,651	122,498	678,756	362,578
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,107	$(46,218)	$(70,500)	$672	$(10,476)
Net realized gains (losses)	73,301	174,869	218,862	(11,976)	4,662
Change in unrealized gains (losses)	338,289	430,846	560,571	25,581	116,408
Increase (decrease) in net assets from operations	439,697	559,497	708,933	14,277	110,594
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,439	31,788	29,668	—	2,064
Benefits	(56,349)	(45,932)	(69,546)	(704)	(7,582)
Payments on termination	(825,201)	(302,870)	(468,575)	(25,036)	(105,030)
Loans-net	2,303	467	—	—	—
Contract Maintenance Charge	(7,519)	(1,803)	(6,324)	(114)	(1,636)
Transfers among the sub-accounts and with the
Fixed Account - net	30,249	(285,690)	(246,003)	13,899	(4,702)
Increase (decrease) in net assets from contract
transactions	(833,078)	(604,040)	(760,780)	(11,955)	(116,886)
INCREASE (DECREASE) IN NET ASSETS	(393,381)	(44,543)	(51,847)	2,322	(6,292)
NET ASSETS AT BEGINNING OF PERIOD	6,652,214	4,634,688	5,817,088	386,397	1,276,916
NET ASSETS AT END OF PERIOD	$6,258,833	$4,590,145	$5,765,241	$388,719	$1,270,624
UNITS OUTSTANDING
Units outstanding at beginning of period	441,864	248,626	312,886	29,392	104,828
Units issued	37,900	9,475	12,964	1,929	15,149
Units redeemed	(92,470)	(41,066)	(52,798)	(3,237)	(22,258)
Units outstanding at end of period	387,294	217,035	273,052	28,084	97,719
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco		Invesco	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Discovery Mid	Oppenheimer V.I.	International	Main Street
	Institutional	Cap Growth	Global	Growth	Small Cap
	Shares	Series II*	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,617)	$(48,976)	$(35,595)	$(7,339)	$(129,768)
Net realized gains (losses)	(53,127)	240,553	220,224	38,063	312,282
Change in unrealized gains (losses)	10,998	1,358,810	556,967	133,131	1,748,973
Increase (decrease) in net assets from operations	(46,746)	1,550,387	741,596	163,855	1,931,487
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	8,910	15,230	1,106	34,420
Benefits	(18)	(46,520)	(56,579)	(2,929)	(38,537)
Payments on termination	(149,620)	(334,369)	(225,252)	(51,574)	(1,077,496)
Loans-net	—	—	1,254	288	1,440
Contract Maintenance Charge	(148)	(1,752)	(1,654)	(244)	(6,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,668)	2,365,060	(257,266)	20,226	(387,801)
Increase (decrease) in net assets from contract
transactions	(188,454)	1,991,329	(524,267)	(33,127)	(1,474,686)
INCREASE (DECREASE) IN NET ASSETS	(235,200)	3,541,716	217,329	130,728	456,801
NET ASSETS AT BEGINNING OF PERIOD	584,777	1,251,213	3,409,920	894,268	12,261,860
NET ASSETS AT END OF PERIOD	$349,577	$4,792,929	$3,627,249	$1,024,996	$12,718,661
UNITS OUTSTANDING
Units outstanding at beginning of period	15,132	46,662	120,564	37,810	378,749
Units issued	556	245,624	1,610	2,426	20,673
Units redeemed	(7,208)	(43,609)	(19,976)	(3,680)	(66,028)
Units outstanding at end of period	8,480	248,677	102,198	36,556	333,394
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Government
	Franchise	Franchise	American Value	Core Equity	Securities
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,470)	$(7,895)	$(37,045)	$(6,025)	$8,293
Net realized gains (losses)	37,821	54,616	(136,869)	301,378	4,874
Change in unrealized gains (losses)	51,832	128,212	5,043	(151,728)	39,960
Increase (decrease) in net assets from operations	85,183	174,933	(168,871)	143,625	53,127
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	718	6,546	13,503	1,250
Benefits	—	12	(60,458)	(14,494)	(1,913)
Payments on termination	(13,077)	(23,748)	(341,158)	(98,001)	(62,072)
Loans-net	—	(1)	(1)	—	—
Contract Maintenance Charge	—	(267)	(1,829)	(1,471)	(2,372)
Transfers among the sub-accounts and with the
Fixed Account - net	(49,353)	(11,234)	(211,471)	(38,045)	37,786
Increase (decrease) in net assets from contract
transactions	(62,430)	(34,520)	(608,371)	(138,508)	(27,321)
INCREASE (DECREASE) IN NET ASSETS	22,753	140,413	(777,242)	5,117	25,806
NET ASSETS AT BEGINNING OF PERIOD	296,558	463,136	7,357,995	1,290,575	1,247,112
NET ASSETS AT END OF PERIOD	$319,311	$603,549	$6,580,753	$1,295,692	$1,272,918
UNITS OUTSTANDING
Units outstanding at beginning of period	13,969	20,055	242,145	65,168	104,205
Units issued	5	45	11,754	4,925	18,059
Units redeemed	(3,146)	(1,406)	(36,639)	(11,626)	(20,171)
Units outstanding at end of period	10,828	18,694	217,260	58,467	102,093
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Mid Cap	Mid Cap	Value
	and Income	High Yield	Core Equity	Growth	Opportunities
	Series II	Series I	Series II	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,300	$23,290	$(25,703)	$(13,953)	$(25,162)
Net realized gains (losses)	(116,810)	(4,842)	435,109	111,890	(111,823)
Change in unrealized gains (losses)	112,091	(13,023)	(203,875)	(267,422)	191,670
Increase (decrease) in net assets from operations	37,581	5,425	205,531	(169,485)	54,685
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,688	—	10,537	2,426	2,998
Benefits	(56,784)	(3,022)	(9,763)	(1,545)	(15,465)
Payments on termination	(770,808)	(40,813)	(260,547)	(51,596)	(194,848)
Loans-net	4,024	—	(1)	—	—
Contract Maintenance Charge	(7,092)	(132)	(2,423)	(462)	(801)
Transfers among the sub-accounts and with the
Fixed Account - net	154,692	5,324	(63,217)	(2,835,989)	(71,576)
Increase (decrease) in net assets from contract
transactions	(658,280)	(38,643)	(325,414)	(2,887,166)	(279,692)
INCREASE (DECREASE) IN NET ASSETS	(620,699)	(33,218)	(119,883)	(3,056,651)	(225,007)
NET ASSETS AT BEGINNING OF PERIOD	10,590,578	589,543	2,707,995	3,056,651	2,838,808
NET ASSETS AT END OF PERIOD	$9,969,879	$556,325	$2,588,112	$—	$2,613,801
UNITS OUTSTANDING
Units outstanding at beginning of period	412,326	29,913	119,544	101,768	166,305
Units issued	43,727	707	11,934	1,879	13,922
Units redeemed	(69,125)	(2,897)	(24,855)	(103,647)	(32,910)
Units outstanding at end of period	386,928	27,723	106,623	—	147,317

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,313)	$61,986	$(1,559)	$(214,007)	$65,489
Net realized gains (losses)	(36,535)	1,028,860	119,655	2,003,962	22,726
Change in unrealized gains (losses)	140,500	1,149,328	148,299	833,394	298,211
Increase (decrease) in net assets from operations	86,652	2,240,174	266,395	2,623,349	386,426
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,804	63,573	1,250	67,704	17,788
Benefits	(1,938)	(248,931)	(6,560)	(143,150)	(82,676)
Payments on termination	(101,673)	(1,081,052)	(180,099)	(1,360,851)	(301,352)
Loans-net	—	(497)	154	4,195	—
Contract Maintenance Charge	(1,598)	(8,246)	(2,372)	(7,766)	(1,805)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,002)	(370,211)	(33,133)	(527,235)	237,430
Increase (decrease) in net assets from contract
transactions	(113,407)	(1,645,364)	(220,760)	(1,967,103)	(130,615)
INCREASE (DECREASE) IN NET ASSETS	(26,755)	594,810	45,635	656,246	255,811
NET ASSETS AT BEGINNING OF PERIOD	1,446,416	18,974,159	2,392,281	16,967,846	4,421,607
NET ASSETS AT END OF PERIOD	$1,419,661	$19,568,969	$2,437,916	$17,624,092	$4,677,418
UNITS OUTSTANDING
Units outstanding at beginning of period	88,514	450,192	84,216	363,866	192,611
Units issued	13,883	16,433	1,255	6,851	23,578
Units redeemed	(18,724)	(53,457)	(9,018)	(59,232)	(30,748)
Units outstanding at end of period	83,673	413,168	76,453	311,485	185,441
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,328)	$(38,517)	$(66,779)	$(3,312)	$(14,426)
Net realized gains (losses)	193,190	324,770	1,026,199	36,182	17,649
Change in unrealized gains (losses)	424,137	562,309	663,369	27,071	(112,164)
Increase (decrease) in net assets from operations	593,999	848,562	1,622,789	59,941	(108,941)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	570	156,886	—	9,038
Benefits	(2,385)	(50,896)	(59,091)	(1,907)	1,656
Payments on termination	(97,517)	(56,887)	(754,279)	(21,566)	(200,331)
Loans-net	—	—	3,195	—	51
Contract Maintenance Charge	(250)	(1,468)	(4,670)	(110)	(3,260)
Transfers among the sub-accounts and with the
Fixed Account - net	(85,469)	(272,666)	(322,966)	(11,915)	(10,294)
Increase (decrease) in net assets from contract
transactions	(185,621)	(381,347)	(980,925)	(35,498)	(203,140)
INCREASE (DECREASE) IN NET ASSETS	408,378	467,215	641,864	24,443	(312,081)
NET ASSETS AT BEGINNING OF PERIOD	1,750,810	2,408,381	9,790,135	384,628	3,430,879
NET ASSETS AT END OF PERIOD	$2,159,188	$2,875,596	$10,431,999	$409,071	$3,118,798
UNITS OUTSTANDING
Units outstanding at beginning of period	38,085	54,917	376,013	20,161	120,127
Units issued	1,279	818	18,653	33	4,943
Units redeemed	(5,078)	(7,792)	(55,221)	(2,015)	(12,724)
Units outstanding at end of period	34,286	47,943	339,445	18,179	112,346
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,124)	$(121,385)	$(3,530)	$7,877	$1,308
Net realized gains (losses)	(76,085)	1,585,688	48,860	(21,760)	1,894
Change in unrealized gains (losses)	327,509	1,867,925	42,707	(47,360)	6,953
Increase (decrease) in net assets from operations	245,300	3,332,228	88,037	(61,243)	10,155
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,454	63,228	—	—	—
Benefits	(13,102)	(123,198)	(1,308)	(43)	(142)
Payments on termination	(313,993)	(1,124,335)	(20,413)	(24,044)	(5,779)
Loans-net	391	—	—	—	—
Contract Maintenance Charge	(1,300)	(6,220)	(247)	(217)	(70)
Transfers among the sub-accounts and with the
Fixed Account - net	(154,794)	(365,413)	(18,256)	(81,954)	(13,952)
Increase (decrease) in net assets from contract
transactions	(472,344)	(1,555,938)	(40,224)	(106,258)	(19,943)
INCREASE (DECREASE) IN NET ASSETS	(227,044)	1,776,290	47,813	(167,501)	(9,788)
NET ASSETS AT BEGINNING OF PERIOD	2,267,432	11,768,325	791,960	1,037,549	196,480
NET ASSETS AT END OF PERIOD	$2,040,388	$13,544,615	$839,773	$870,048	$186,692
UNITS OUTSTANDING
Units outstanding at beginning of period	178,136	316,148	22,661	26,052	13,066
Units issued	15,434	9,844	462	1,086	137
Units redeemed	(52,753)	(58,650)	(1,666)	(4,695)	(1,563)
Units outstanding at end of period	140,817	267,342	21,457	22,443	11,640
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,865)	$76,552	$(49,810)	$55,931	$(15,574)
Net realized gains (losses)	521,106	(42,354)	489,012	(37,070)	93,123
Change in unrealized gains (losses)	(377,948)	160,387	418,750	13,821	126,209
Increase (decrease) in net assets from operations	137,293	194,585	857,952	32,682	203,758
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,450	20,745	16,236	2,570	3,340
Benefits	(63,393)	(36,931)	(43,351)	(15,271)	(19,952)
Payments on termination	(393,569)	(327,688)	(605,576)	(170,204)	(90,354)
Loans-net	288	—	—	—	—
Contract Maintenance Charge	(1,429)	(5,607)	(1,639)	(1,883)	(821)
Transfers among the sub-accounts and with the
Fixed Account - net	21,831	48,802	(13,153)	30,482	(2,529)
Increase (decrease) in net assets from contract
transactions	(430,822)	(300,679)	(647,483)	(154,306)	(110,316)
INCREASE (DECREASE) IN NET ASSETS	(293,529)	(106,094)	210,469	(121,624)	93,442
NET ASSETS AT BEGINNING OF PERIOD	5,063,515	4,038,039	3,235,386	1,598,102	1,770,290
NET ASSETS AT END OF PERIOD	$4,769,986	$3,931,945	$3,445,855	$1,476,478	$1,863,732
UNITS OUTSTANDING
Units outstanding at beginning of period	197,195	209,430	117,469	85,045	67,960
Units issued	8,470	8,670	4,286	9,204	694
Units redeemed	(25,997)	(24,677)	(31,990)	(17,453)	(4,558)
Units outstanding at end of period	179,668	193,423	89,765	76,796	64,096
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,501)	$(34,036)	$(90,492)	$(31,798)	$(7,173)
Net realized gains (losses)	37,393	350,897	714,032	271,855	65,213
Change in unrealized gains (losses)	20,417	154,126	1,666,344	522,824	70,700
Increase (decrease) in net assets from operations	52,309	470,987	2,289,884	762,881	128,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	3,898	25,091	135	1,852
Benefits	(239)	(22,119)	(25,567)	(84,808)	(402)
Payments on termination	(57,357)	(236,312)	(422,698)	(177,394)	(39,536)
Loans-net	—	—	2,955	194	—
Contract Maintenance Charge	(431)	(3,245)	(2,113)	(649)	(486)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,751)	(182,830)	(83,688)	(154,455)	(98,458)
Increase (decrease) in net assets from contract
transactions	(85,078)	(440,608)	(506,020)	(416,977)	(137,030)
INCREASE (DECREASE) IN NET ASSETS	(32,769)	30,379	1,783,864	345,904	(8,290)
NET ASSETS AT BEGINNING OF PERIOD	566,358	2,717,624	5,619,860	2,124,514	959,941
NET ASSETS AT END OF PERIOD	$533,589	$2,748,003	$7,403,724	$2,470,418	$951,651
UNITS OUTSTANDING
Units outstanding at beginning of period	19,119	83,933	153,845	63,175	34,205
Units issued	332	2,551	4,092	1,092	403
Units redeemed	(3,355)	(15,836)	(17,742)	(12,725)	(4,811)
Units outstanding at end of period	16,096	70,648	140,195	51,542	29,797
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$41,967	$10,648	$6,312	$(1,695)	$(21,717)
Net realized gains (losses)	290,977	82,248	44,440	79,827	238,529
Change in unrealized gains (losses)	110,064	63,284	(22,940)	(66,536)	1,131,001
Increase (decrease) in net assets from operations	443,008	156,180	27,812	11,596	1,347,813
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,799	7,162	—	1,025	198
Benefits	(17,870)	(304)	(8,473)	(3,080)	(7,999)
Payments on termination	(723,777)	(182,821)	(43,554)	(141,432)	(147,164)
Loans-net	120	(1)	—	—	—
Contract Maintenance Charge	(1,986)	(2,861)	(395)	(1,386)	(570)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,046)	3,364	(53,738)	(16,407)	(113,481)
Increase (decrease) in net assets from contract
transactions	(750,760)	(175,461)	(106,160)	(161,280)	(269,016)
INCREASE (DECREASE) IN NET ASSETS	(307,752)	(19,281)	(78,348)	(149,684)	1,078,797
NET ASSETS AT BEGINNING OF PERIOD	6,197,616	2,260,635	1,102,419	1,267,882	1,113,970
NET ASSETS AT END OF PERIOD	$5,889,864	$2,241,354	$1,024,071	$1,118,198	$2,192,767
UNITS OUTSTANDING
Units outstanding at beginning of period	235,251	112,626	25,714	42,589	30,259
Units issued	5,735	1,770	332	2,396	42
Units redeemed	(34,476)	(10,775)	(3,122)	(8,027)	(6,313)
Units outstanding at end of period	206,510	103,621	22,924	36,958	23,988
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(169,319)	$(51,966)	$39,467	$211,432	$(7,319)
Net realized gains (losses)	1,819,725	2,526,256	107,091	54,773	18,431
Change in unrealized gains (losses)	6,657,081	335,501	(1,021,425)	(91,803)	431,673
Increase (decrease) in net assets from operations	8,307,487	2,809,791	(874,867)	174,402	442,785
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	198	325	9,947	25,436	3,596
Benefits	(140,861)	—	(5,737)	(70,816)	(23,805)
Payments on termination	(268,112)	(4,733,316)	(592,685)	(601,185)	(422,207)
Loans-net	—	—	51	103	103
Contract Maintenance Charge	(1,383)	(345)	(5,927)	(5,400)	(7,518)
Transfers among the sub-accounts and with the
Fixed Account - net	(493,298)	(44,768)	323,282	27,658	(34,206)
Increase (decrease) in net assets from contract
transactions	(903,456)	(4,778,104)	(271,069)	(624,204)	(484,037)
INCREASE (DECREASE) IN NET ASSETS	7,404,031	(1,968,313)	(1,145,936)	(449,802)	(41,252)
NET ASSETS AT BEGINNING OF PERIOD	7,651,068	3,634,118	5,045,573	5,285,289	4,896,988
NET ASSETS AT END OF PERIOD	$15,055,099	$1,665,805	$3,899,637	$4,835,487	$4,855,736
UNITS OUTSTANDING
Units outstanding at beginning of period	150,792	75,528	183,537	286,522	337,680
Units issued	2,488	631	29,437	34,572	24,502
Units redeemed	(14,565)	(59,529)	(38,661)	(68,574)	(57,395)
Units outstanding at end of period	138,715	16,630	174,313	252,520	304,787
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$117,851	$33,625	$7,532	$(3,365)	$(14,496)
Net realized gains (losses)	403,738	(27,354)	(25,941)	(34,008)	195,152
Change in unrealized gains (losses)	774,284	8,733	33,914	9,142	215,965
Increase (decrease) in net assets from operations	1,295,873	15,004	15,505	(28,231)	396,621
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	67,096	—	2,944	4,210	—
Benefits	(432,529)	3,571	(14,689)	(1,534)	(3,140)
Payments on termination	(1,720,996)	(51,745)	(53,589)	(59,838)	(37,133)
Loans-net	3,927	—	350	—	—
Contract Maintenance Charge	(13,039)	(208)	(420)	(517)	(166)
Transfers among the sub-accounts and with the
Fixed Account - net	(223,009)	(101,087)	4,895	22,723	(41,591)
Increase (decrease) in net assets from contract
transactions	(2,318,550)	(149,469)	(60,509)	(34,956)	(82,030)
INCREASE (DECREASE) IN NET ASSETS	(1,022,677)	(134,465)	(45,004)	(63,187)	314,591
NET ASSETS AT BEGINNING OF PERIOD	19,772,655	936,097	962,141	425,424	1,048,938
NET ASSETS AT END OF PERIOD	$18,749,978	$801,632	$917,137	$362,237	$1,363,529
UNITS OUTSTANDING
Units outstanding at beginning of period	1,096,895	36,671	56,803	29,970	39,259
Units issued	87,832	1,307	8,013	27,959	1,653
Units redeemed	(210,245)	(7,563)	(11,914)	(33,382)	(4,770)
Units outstanding at end of period	974,482	30,415	52,902	24,547	36,142
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(111,117)	$46,857	$39,314	$(25,646)	$(123,367)
Net realized gains (losses)	1,387,899	111,754	192,535	135,904	767,092
Change in unrealized gains (losses)	675,262	(254,722)	(226,876)	210,857	1,052,173
Increase (decrease) in net assets from operations	1,952,044	(96,111)	4,973	321,115	1,695,898
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,004	82,382	21,691	20,774	13,055
Benefits	(92,951)	(23,516)	(63,547)	(14,304)	(41,448)
Payments on termination	(768,527)	(584,571)	(747,419)	(139,300)	(465,677)
Loans-net	—	978	1,151	339	—
Contract Maintenance Charge	(6,757)	(2,522)	(8,422)	(757)	(3,465)
Transfers among the sub-accounts and with the
Fixed Account - net	(667,193)	(163,888)	200,211	(153,116)	(139,606)
Increase (decrease) in net assets from contract
transactions	(1,517,424)	(691,137)	(596,335)	(286,364)	(637,141)
INCREASE (DECREASE) IN NET ASSETS	434,620	(787,248)	(591,362)	34,751	1,058,757
NET ASSETS AT BEGINNING OF PERIOD	7,144,925	7,619,805	8,802,830	2,832,667	8,229,037
NET ASSETS AT END OF PERIOD	$7,579,545	$6,832,557	$8,211,468	$2,867,418	$9,287,794
UNITS OUTSTANDING
Units outstanding at beginning of period	193,234	241,498	370,846	176,285	144,006
Units issued	9,726	11,941	35,667	4,786	1,055
Units redeemed	(47,345)	(35,795)	(58,313)	(20,710)	(11,018)
Units outstanding at end of period	155,615	217,644	348,200	160,361	134,043
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		VanEck VIP	VanEck VIP
		Emerging	Global
	T. Rowe Price	Markets	Hard Assets	Wells Fargo VT	Wells Fargo VT
	New America	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(73,209)	$5,502	$(5,133)	$(52,081)	$(37,752)
Net realized gains (losses)	1,082,008	58,991	(69,982)	500,617	358,899
Change in unrealized gains (losses)	727,837	98,194	226,277	1,278,490	317,692
Increase (decrease) in net assets from operations	1,736,636	162,687	151,162	1,727,026	638,839
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,930	4,145	8,317	7,856	32,945
Benefits	(27,677)	(58,857)	(218)	(15,962)	(28,124)
Payments on termination	(537,500)	(159,913)	(90,703)	(388,258)	(399,934)
Loans-net	—	103	103	—	102
Contract Maintenance Charge	(910)	(779)	(581)	(1,697)	(1,847)
Transfers among the sub-accounts and with the
Fixed Account - net	17,448	(74,951)	36,739	(87,641)	(149,778)
Increase (decrease) in net assets from contract
transactions	(530,709)	(290,252)	(46,343)	(485,702)	(546,636)
INCREASE (DECREASE) IN NET ASSETS	1,205,927	(127,565)	104,819	1,241,324	92,203
NET ASSETS AT BEGINNING OF PERIOD	4,403,033	1,355,733	886,868	3,036,645	3,727,760
NET ASSETS AT END OF PERIOD	$5,608,960	$1,228,168	$991,687	$4,277,969	$3,819,963
UNITS OUTSTANDING
Units outstanding at beginning of period	127,024	42,154	51,747	73,453	126,838
Units issued	5,415	354	5,812	3,589	2,310
Units redeemed	(17,767)	(9,579)	(7,842)	(12,294)	(19,786)
Units outstanding at end of period	114,672	32,929	49,717	64,748	109,362

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(128,345)	$(37,848)	$3,358	$(56,357)	$(59,491)
Net realized gains (losses)	1,453,809	373,157	726,213	126,701	126,235
Change in unrealized gains (losses)	1,019,689	321,026	238,365	783,021	829,643
Increase (decrease) in net assets from operations	2,345,153	656,335	967,936	853,365	896,387
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	47,138	8,206	36,447	17,301	8,052
Benefits	(39,449)	3,628	(68,206)	(46,204)	(38,693)
Payments on termination	(1,470,887)	(341,356)	(585,828)	(209,734)	(290,284)
Loans-net	1,037	51	(66)	(68)	—
Contract Maintenance Charge	(4,786)	(928)	(2,125)	(3,016)	(1,450)
Transfers among the sub-accounts and with the
Fixed Account - net	(327,791)	55,010	(407,096)	7,908	70,257
Increase (decrease) in net assets from contract
transactions	(1,794,738)	(275,389)	(1,026,874)	(233,813)	(252,118)
INCREASE (DECREASE) IN NET ASSETS	550,415	380,946	(58,938)	619,552	644,269
NET ASSETS AT BEGINNING OF PERIOD	8,026,503	2,199,886	4,146,940	3,418,094	3,661,928
NET ASSETS AT END OF PERIOD	$8,576,918	$2,580,832	$4,088,002	$4,037,646	$4,306,197
UNITS OUTSTANDING
Units outstanding at beginning of period	242,751	63,806	197,794	167,636	159,380
Units issued	3,807	2,033	2,406	3,091	5,686
Units redeemed	(47,812)	(8,736)	(47,697)	(12,559)	(14,354)
Units outstanding at end of period	198,746	57,103	152,503	158,168	150,712

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,571)	$(47,474)	$(64,028)	$34,012	$(4,122)
Net realized gains (losses)	1,071,786	483,974	322,805	(37,212)	103,000
Change in unrealized gains (losses)	800,657	284,041	741,460	175,611	140,754
Increase (decrease) in net assets from operations	1,758,872	720,541	1,000,237	172,411	239,632
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,779	5,804	6,432	8,117	1,455
Benefits	(76,894)	(7,112)	(47,739)	(68,228)	4,697
Payments on termination	(727,269)	(370,303)	(358,873)	(218,485)	(136,950)
Loans-net	2,206	—	81	(484)	81
Contract Maintenance Charge	(4,243)	(1,583)	(2,414)	(1,348)	(428)
Transfers among the sub-accounts and with the
Fixed Account - net	(129,772)	(42,542)	(96,200)	(30,930)	87,953
Increase (decrease) in net assets from contract
transactions	(904,193)	(415,736)	(498,713)	(311,358)	(43,192)
INCREASE (DECREASE) IN NET ASSETS	854,679	304,805	501,524	(138,947)	196,440
NET ASSETS AT BEGINNING OF PERIOD	6,393,556	2,671,033	3,728,365	2,001,632	861,968
NET ASSETS AT END OF PERIOD	$7,248,235	$2,975,838	$4,229,889	$1,862,685	$1,058,408
UNITS OUTSTANDING
Units outstanding at beginning of period	277,593	147,147	183,801	134,357	43,816
Units issued	4,971	1,559	2,427	1,727	5,531
Units redeemed	(38,022)	(20,156)	(22,887)	(21,186)	(7,369)
Units outstanding at end of period	244,542	128,550	163,341	114,898	41,978
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,671	$503	$62,004	$(30,466)	$(1,707)
Net realized gains (losses)	(14,935)	74,155	16,461	(25,556)	26,914
Change in unrealized gains (losses)	117,145	113,141	326,646	402,423	21,759
Increase (decrease) in net assets from operations	110,881	187,799	405,111	346,401	46,966
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,012	—	8,622	9,783	—
Benefits	(1,472)	(1,512)	(46,377)	(16,970)	(834)
Payments on termination	(31,092)	(83,199)	(168,203)	(209,193)	(32,399)
Loans-net	—	—	—	—	—
Contract Maintenance Charge	(220)	—	(1,574)	(1,268)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(326)	(6,399)	131,344	(120,813)	1,300
Increase (decrease) in net assets from contract
transactions	(32,098)	(91,110)	(76,188)	(338,461)	(31,933)
INCREASE (DECREASE) IN NET ASSETS	78,783	96,689	328,923	7,940	15,033
NET ASSETS AT BEGINNING OF PERIOD	571,791	698,759	2,217,732	1,881,226	218,808
NET ASSETS AT END OF PERIOD	$650,574	$795,448	$2,546,655	$1,889,166	$233,841
UNITS OUTSTANDING
Units outstanding at beginning of period	71,159	25,955	144,090	93,550	7,427
Units issued	1,741	1,566	13,042	2,490	743
Units redeemed	(4,886)	(4,654)	(16,794)	(16,390)	(1,763)
Units outstanding at end of period	68,014	22,867	140,338	79,650	6,407
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II*	Primary Shares*	Primary Shares*	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,429	$227,720	$11,349	$10,277	$225
Net realized gains (losses)	(48,556)	(49,122)	23,381	121,230	62,588
Change in unrealized gains (losses)	203,229	419,816	240,177	343,041	159,491
Increase (decrease) in net assets from operations	203,102	598,414	274,907	474,548	222,304
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,747	40,781	2,190	15,409	7,833
Benefits	(91,350)	(97,493)	(30,114)	(33,582)	(3,502)
Payments on termination	(779,223)	(620,490)	(169,162)	(281,347)	(96,013)
Loans-net	(1,516)	—	—	282	—
Contract Maintenance Charge	(2,623)	(2,545)	(838)	(1,650)	(1,424)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,968)	215,708	67,456	34,805	25,828
Increase (decrease) in net assets from contract
transactions	(867,933)	(464,039)	(130,468)	(266,083)	(67,278)
INCREASE (DECREASE) IN NET ASSETS	(664,831)	134,375	144,439	208,465	155,026
NET ASSETS AT BEGINNING OF PERIOD	5,121,970	4,827,886	1,529,460	2,984,244	1,392,186
NET ASSETS AT END OF PERIOD	$4,457,139	$4,962,261	$1,673,899	$3,192,709	$1,547,212
UNITS OUTSTANDING
Units outstanding at beginning of period	317,478	199,511	82,021	133,300	87,149
Units issued	16,551	19,908	9,161	2,450	3,345
Units redeemed	(68,711)	(38,249)	(14,407)	(14,047)	(7,111)
Units outstanding at end of period	265,318	181,170	76,775	121,703	83,383
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(272,418)	$(119,615)	$62,092	$11,835	$76,683
Net realized gains (losses)	3,830,862	1,375,757	884,970	443,087	—
Change in unrealized gains (losses)	3,142,257	1,017,887	1,940,095	937,955	—
Increase (decrease) in net assets from operations	6,700,701	2,274,029	2,887,157	1,392,877	76,683
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	88,922	49,914	23,834	11,052	93,162
Benefits	(315,916)	(94,709)	(162,040)	(86,745)	(169,724)
Payments on termination	(3,090,012)	(1,719,827)	(1,639,514)	(836,362)	(3,548,416)
Loans-net	1,469	—	589	2,052	2,130
Contract Maintenance Charge	(11,845)	(9,898)	(6,161)	(5,822)	(26,495)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,017,130)	(250,174)	(347,944)	(187,750)	1,641,911
Increase (decrease) in net assets from contract
transactions	(4,344,512)	(2,024,694)	(2,131,236)	(1,103,575)	(2,007,432)
INCREASE (DECREASE) IN NET ASSETS	2,356,189	249,335	755,921	289,302	(1,930,749)
NET ASSETS AT BEGINNING OF PERIOD	24,102,286	8,462,115	12,061,493	5,947,443	16,056,621
NET ASSETS AT END OF PERIOD	$26,458,475	$8,711,450	$12,817,414	$6,236,745	$14,125,872
UNITS OUTSTANDING
Units outstanding at beginning of period	735,239	329,507	395,132	329,156	1,525,572
Units issued	7,418	7,004	6,342	5,560	997,493
Units redeemed	(123,066)	(73,766)	(67,309)	(58,621)	(1,178,584)
Units outstanding at end of period	619,591	262,745	334,165	276,095	1,344,481
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,939	$(203,618)	$(73,457)	$86,512	$17,587
Net realized gains (losses)	—	1,878,340	547,253	2,145,906	1,357,300
Change in unrealized gains (losses)	—	2,918,690	882,354	3,196,422	1,593,543
Increase (decrease) in net assets from operations	13,939	4,593,412	1,356,150	5,428,840	2,968,430
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,065	371,214	9,351	126,360	18,780
Benefits	(127,481)	(69,752)	(14,619)	(241,996)	(56,298)
Payments on termination	(1,186,119)	(1,687,972)	(585,559)	(2,153,960)	(1,586,463)
Loans-net	(107)	2,231	—	(20)	2,779
Contract Maintenance Charge	(14,281)	(8,209)	(1,651)	(10,464)	(12,304)
Transfers among the sub-accounts and with the
Fixed Account - net	1,149,682	(586,911)	(66,550)	(861,361)	(468,862)
Increase (decrease) in net assets from contract
transactions	(161,241)	(1,979,399)	(659,028)	(3,141,441)	(2,102,368)
INCREASE (DECREASE) IN NET ASSETS	(147,302)	2,614,013	697,122	2,287,399	866,062
NET ASSETS AT BEGINNING OF PERIOD	7,964,817	14,862,019	4,469,956	19,731,920	10,928,838
NET ASSETS AT END OF PERIOD	$7,817,515	$17,476,032	$5,167,078	$22,019,319	$11,794,900
UNITS OUTSTANDING
Units outstanding at beginning of period	842,079	578,116	171,846	897,971	481,344
Units issued	157,182	17,621	3,005	26,840	7,562
Units redeemed	(175,416)	(87,945)	(24,562)	(143,859)	(85,930)
Units outstanding at end of period	823,845	507,792	150,289	780,952	402,976
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$64,107	$7,745	$(8,167)	$3,561	$(10,615)
Net realized gains (losses)	18,618	268,223	480,332	(10,680)	22,364
Change in unrealized gains (losses)	449,103	738,874	901,209	65,684	331,541
Increase (decrease) in net assets from operations	531,828	1,014,842	1,373,374	58,565	343,290
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,994	20,994	13,516	150	3,135
Benefits	(138,245)	(38,012)	(112,100)	(844)	(2,877)
Payments on termination	(1,322,358)	(494,440)	(1,215,321)	(37,786)	(264,227)
Loans-net	2,275	540	7	—	—
Contract Maintenance Charge	(8,570)	(2,057)	(7,399)	(144)	(1,805)
Transfers among the sub-accounts and with the
Fixed Account - net	225,242	(85,770)	(155,533)	9,169	(71,712)
Increase (decrease) in net assets from contract
transactions	(1,227,662)	(598,745)	(1,476,830)	(29,455)	(337,486)
INCREASE (DECREASE) IN NET ASSETS	(695,834)	416,097	(103,456)	29,110	5,804
NET ASSETS AT BEGINNING OF PERIOD	7,348,048	4,218,591	5,920,544	357,287	1,271,112
NET ASSETS AT END OF PERIOD	$6,652,214	$4,634,688	$5,817,088	$386,397	$1,276,916
UNITS OUTSTANDING
Units outstanding at beginning of period	526,115	280,595	399,805	31,897	135,137
Units issued	24,863	14,481	8,483	4,052	1,800
Units redeemed	(109,114)	(46,450)	(95,402)	(6,557)	(32,109)
Units outstanding at end of period	441,864	248,626	312,886	29,392	104,828
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Goldman Sachs	Invesco		Invesco	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Discovery Mid	Oppenheimer V.I.	International	Main Street
	Institutional	Cap Growth	Global	Growth	Small Cap
	Shares	Series II*	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,903)	$(18,812)	$(30,529)	$(6,617)	$(190,666)
Net realized gains (losses)	13,256	227,763	591,932	47,051	1,313,406
Change in unrealized gains (losses)	116,532	162,709	291,076	146,146	1,450,364
Increase (decrease) in net assets from operations	123,885	371,660	852,479	186,580	2,573,104
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,348	12,564	1,200	34,591
Benefits	(25,396)	1,812	(2,756)	(7,812)	(88,594)
Payments on termination	(22,685)	(114,418)	(460,761)	(10,829)	(1,436,498)
Loans-net	—	—	1,236	352	1,458
Contract Maintenance Charge	(199)	(1,963)	(1,811)	(256)	(8,112)
Transfers among the sub-accounts and with the
Fixed Account - net	(58,374)	12,268	(69,874)	(2,306)	26,817
Increase (decrease) in net assets from contract
transactions	(106,654)	(96,953)	(521,402)	(19,651)	(1,470,338)
INCREASE (DECREASE) IN NET ASSETS	17,231	274,707	331,077	166,929	1,102,766
NET ASSETS AT BEGINNING OF PERIOD	567,546	976,506	3,078,843	727,339	11,159,094
NET ASSETS AT END OF PERIOD	$584,777	$1,251,213	$3,409,920	$894,268	$12,261,860
UNITS OUTSTANDING
Units outstanding at beginning of period	18,137	49,969	140,674	38,745	429,156
Units issued	39	12,774	3,346	340	17,437
Units redeemed	(3,044)	(16,081)	(23,456)	(1,275)	(67,844)
Units outstanding at end of period	15,132	46,662	120,564	37,810	378,749
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Government
	Franchise	Franchise	American Value	Core Equity	Securities
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,631)	$(7,552)	$(62,840)	$(18,137)	$9,337
Net realized gains (losses)	50,658	118,726	521,959	208,225	(3,849)
Change in unrealized gains (losses)	35,184	35,112	1,062,725	125,272	47,509
Increase (decrease) in net assets from operations	81,211	146,286	1,521,844	315,360	52,997
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	755	32,358	2,668	2,785
Benefits	(246)	—	(103,467)	(69,142)	(2,785)
Payments on termination	(21,653)	(149,737)	(751,931)	(166,757)	(122,943)
Loans-net	—	(830)	—	—	—
Contract Maintenance Charge	—	(455)	(2,320)	(1,624)	(2,549)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,461)	(9,623)	(275,614)	(80,244)	62,307
Increase (decrease) in net assets from contract
transactions	(28,360)	(159,890)	(1,100,974)	(315,099)	(63,185)
INCREASE (DECREASE) IN NET ASSETS	52,851	(13,604)	420,870	261	(10,188)
NET ASSETS AT BEGINNING OF PERIOD	243,707	476,740	6,937,125	1,290,314	1,257,300
NET ASSETS AT END OF PERIOD	$296,558	$463,136	$7,357,995	$1,290,575	$1,247,112
UNITS OUTSTANDING
Units outstanding at beginning of period	15,396	27,644	280,385	82,445	109,463
Units issued	21	64	7,354	891	9,882
Units redeemed	(1,448)	(7,653)	(45,594)	(18,168)	(15,140)
Units outstanding at end of period	13,969	20,055	242,145	65,168	104,205
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Mid Cap	Mid Cap	Value
	and Income	High Yield	Core Equity	Growth	Opportunities
	Series II	Series I	Series II	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,622)	$25,477	$(35,657)	$(44,862)	$(36,637)
Net realized gains (losses)	1,124,481	1,010	278,511	533,106	488,542
Change in unrealized gains (losses)	1,034,885	41,609	319,529	306,444	253,967
Increase (decrease) in net assets from operations	2,156,744	68,096	562,383	794,688	705,872
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	64,498	—	3,073	8,622	3,167
Benefits	(170,451)	(4,401)	(56,820)	2,833	(3,630)
Payments on termination	(1,236,448)	(76,371)	(291,884)	(221,993)	(280,724)
Loans-net	4,015	—	(1,008)	—	—
Contract Maintenance Charge	(8,707)	(171)	(3,120)	(1,037)	(1,039)
Transfers among the sub-accounts and with the
Fixed Account - net	(126,673)	185	(66,475)	(93,328)	(149,431)
Increase (decrease) in net assets from contract
transactions	(1,473,766)	(80,758)	(416,234)	(304,903)	(431,657)
INCREASE (DECREASE) IN NET ASSETS	682,978	(12,662)	146,149	489,785	274,215
NET ASSETS AT BEGINNING OF PERIOD	9,907,600	602,205	2,561,846	2,566,866	2,564,593
NET ASSETS AT END OF PERIOD	$10,590,578	$589,543	$2,707,995	$3,056,651	$2,838,808
UNITS OUTSTANDING
Units outstanding at beginning of period	474,592	34,162	139,139	113,025	193,599
Units issued	15,864	164	2,750	14,691	10,886
Units redeemed	(78,130)	(4,413)	(22,345)	(25,948)	(38,180)
Units outstanding at end of period	412,326	29,913	119,544	101,768	166,305

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,290)	$82,365	$264	$(205,828)	$80,784
Net realized gains (losses)	256,396	1,181,822	291,260	2,022,110	(27,094)
Change in unrealized gains (losses)	139,807	2,156,554	191,448	2,773,509	301,217
Increase (decrease) in net assets from operations	373,913	3,420,741	482,972	4,589,791	354,907
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,371	66,097	7,614	51,481	16,458
Benefits	(5,194)	(201,488)	(24,039)	(124,762)	(71,976)
Payments on termination	(261,341)	(1,532,353)	(690,941)	(1,461,362)	(459,046)
Loans-net	—	—	153	1,237	(634)
Contract Maintenance Charge	(2,371)	(8,879)	(2,565)	(8,827)	(1,992)
Transfers among the sub-accounts and with the
Fixed Account - net	(51,264)	164,784	(67,268)	(601,746)	(177,737)
Increase (decrease) in net assets from contract
transactions	(317,799)	(1,511,839)	(777,046)	(2,143,979)	(694,927)
INCREASE (DECREASE) IN NET ASSETS	56,114	1,908,902	(294,074)	2,445,812	(340,020)
NET ASSETS AT BEGINNING OF PERIOD	1,390,302	17,065,257	2,686,355	14,522,034	4,761,627
NET ASSETS AT END OF PERIOD	$1,446,416	$18,974,159	$2,392,281	$16,967,846	$4,421,607
UNITS OUTSTANDING
Units outstanding at beginning of period	109,227	487,733	113,468	397,881	225,911
Units issued	2,637	23,416	2,084	13,825	18,577
Units redeemed	(23,350)	(60,957)	(31,336)	(47,840)	(51,877)
Units outstanding at end of period	88,514	450,192	84,216	363,866	192,611
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,531)	$(38,080)	$(43,450)	$(2,301)	$(19,017)
Net realized gains (losses)	153,777	260,889	1,049,816	47,556	271,990
Change in unrealized gains (losses)	343,371	462,932	1,236,345	42,961	588,755
Increase (decrease) in net assets from operations	474,617	685,741	2,242,711	88,216	841,728
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,568	33,667	—	13,417
Benefits	(10,794)	(752)	(126,884)	(2,436)	(12,710)
Payments on termination	(94,421)	(477,169)	(659,873)	(39,249)	(629,290)
Loans-net	—	—	(1,395)	—	59
Contract Maintenance Charge	(246)	(1,595)	(5,261)	(107)	(4,314)
Transfers among the sub-accounts and with the
Fixed Account - net	(9,273)	98,203	(331,145)	(9,664)	18,976
Increase (decrease) in net assets from contract
transactions	(114,734)	(378,745)	(1,090,891)	(51,456)	(613,862)
INCREASE (DECREASE) IN NET ASSETS	359,883	306,996	1,151,820	36,760	227,866
NET ASSETS AT BEGINNING OF PERIOD	1,390,927	2,101,385	8,638,315	347,868	3,203,013
NET ASSETS AT END OF PERIOD	$1,750,810	$2,408,381	$9,790,135	$384,628	$3,430,879
UNITS OUTSTANDING
Units outstanding at beginning of period	40,836	64,372	424,331	23,151	143,609
Units issued	265	3,541	2,790	10	5,319
Units redeemed	(3,016)	(12,996)	(51,108)	(3,000)	(28,801)
Units outstanding at end of period	38,085	54,917	376,013	20,161	120,127
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,030	$(108,149)	$(8,763)	$(6,437)	$(2,151)
Net realized gains (losses)	(77,198)	1,508,947	134,680	23,285	(4,907)
Change in unrealized gains (losses)	514,810	1,730,227	41,770	138,812	39,041
Increase (decrease) in net assets from operations	444,642	3,131,025	167,687	155,660	31,983
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,932	59,583	—	75	—
Benefits	(9,060)	(124,905)	(4,189)	(19,847)	1,010
Payments on termination	(137,145)	(744,341)	(111,778)	(116,806)	(7,148)
Loans-net	448	(4,861)	—	—	—
Contract Maintenance Charge	(1,397)	(6,343)	(300)	(274)	(83)
Transfers among the sub-accounts and with the
Fixed Account - net	144,006	(210,423)	(45,802)	(2,444)	1,483
Increase (decrease) in net assets from contract
transactions	8,784	(1,031,290)	(162,069)	(139,296)	(4,738)
INCREASE (DECREASE) IN NET ASSETS	453,426	2,099,735	5,618	16,364	27,245
NET ASSETS AT BEGINNING OF PERIOD	1,814,006	9,668,590	786,342	1,021,185	169,235
NET ASSETS AT END OF PERIOD	$2,267,432	$11,768,325	$791,960	$1,037,549	$196,480
UNITS OUTSTANDING
Units outstanding at beginning of period	178,020	345,483	27,654	29,924	13,555
Units issued	23,923	10,102	144	2,216	3,405
Units redeemed	(23,807)	(39,437)	(5,137)	(6,088)	(3,894)
Units outstanding at end of period	178,136	316,148	22,661	26,052	13,066
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,847	$130,266	$(53,261)	$64,908	$(14,851)
Net realized gains (losses)	438,178	(67,876)	701,499	(25,612)	130,773
Change in unrealized gains (losses)	713,370	434,776	374,866	162,699	310,303
Increase (decrease) in net assets from operations	1,161,395	497,166	1,023,104	201,995	426,225
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,194	9,531	18,767	2,628	5,289
Benefits	(41,949)	(87,372)	(29,274)	(33,150)	(1,301)
Payments on termination	(813,884)	(727,948)	(771,579)	(190,018)	(78,866)
Loans-net	(473)	7	876	—	—
Contract Maintenance Charge	(1,873)	(7,077)	(1,737)	(2,410)	(888)
Transfers among the sub-accounts and with the
Fixed Account - net	274,388	76,949	(47,903)	(74,668)	(59,999)
Increase (decrease) in net assets from contract
transactions	(578,597)	(735,910)	(830,850)	(297,618)	(135,765)
INCREASE (DECREASE) IN NET ASSETS	582,798	(238,744)	192,254	(95,623)	290,460
NET ASSETS AT BEGINNING OF PERIOD	4,480,717	4,276,783	3,043,132	1,693,725	1,479,830
NET ASSETS AT END OF PERIOD	$5,063,515	$4,038,039	$3,235,386	$1,598,102	$1,770,290
UNITS OUTSTANDING
Units outstanding at beginning of period	226,026	249,183	144,294	101,334	73,809
Units issued	18,415	9,033	21,435	3,434	327
Units redeemed	(47,246)	(48,786)	(48,260)	(19,723)	(6,176)
Units outstanding at end of period	197,195	209,430	117,469	85,045	67,960
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,621)	$(33,335)	$(83,231)	$(32,089)	$(8,439)
Net realized gains (losses)	40,788	357,033	1,099,435	465,264	167,502
Change in unrealized gains (losses)	97,307	552,887	671,834	240,279	131,033
Increase (decrease) in net assets from operations	132,474	876,585	1,688,038	673,454	290,096
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	650	5,018	30,566	359	2,836
Benefits	(5,485)	(15,321)	(20,004)	(31,657)	(2,638)
Payments on termination	(14,704)	(545,943)	(502,868)	(392,088)	(371,276)
Loans-net	—	15	1,291	(14)	—
Contract Maintenance Charge	(538)	(3,861)	(2,175)	(890)	(537)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,647)	(172,644)	(24,704)	(7,266)	(14,065)
Increase (decrease) in net assets from contract
transactions	(28,724)	(732,736)	(517,894)	(431,556)	(385,680)
INCREASE (DECREASE) IN NET ASSETS	103,750	143,849	1,170,144	241,898	(95,584)
NET ASSETS AT BEGINNING OF PERIOD	462,608	2,573,775	4,449,716	1,882,616	1,055,525
NET ASSETS AT END OF PERIOD	$566,358	$2,717,624	$5,619,860	$2,124,514	$959,941
UNITS OUTSTANDING
Units outstanding at beginning of period	20,188	109,120	171,933	77,858	48,180
Units issued	98	4,525	9,411	1,361	621
Units redeemed	(1,167)	(29,712)	(27,499)	(16,044)	(14,596)
Units outstanding at end of period	19,119	83,933	153,845	63,175	34,205
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,257	$13,165	$23,209	$4,762	$(17,410)
Net realized gains (losses)	292,145	156,658	33,925	84,908	243,348
Change in unrealized gains (losses)	691,946	244,540	165,003	190,565	166,659
Increase (decrease) in net assets from operations	1,032,348	414,363	222,137	280,235	392,597
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,564	4,020	—	2,485	273
Benefits	(84,406)	(103,259)	(36,131)	(12,214)	(11,153)
Payments on termination	(679,747)	(463,507)	(88,255)	(119,611)	(149,930)
Loans-net	202	(1,411)	—	—	—
Contract Maintenance Charge	(2,259)	(3,851)	(430)	(1,512)	(523)
Transfers among the sub-accounts and with the
Fixed Account - net	169,343	(72,325)	(14,195)	78,325	(159,456)
Increase (decrease) in net assets from contract
transactions	(572,303)	(640,333)	(139,011)	(52,527)	(320,789)
INCREASE (DECREASE) IN NET ASSETS	460,045	(225,970)	83,126	227,708	71,808
NET ASSETS AT BEGINNING OF PERIOD	5,737,571	2,486,605	1,019,293	1,040,174	1,042,162
NET ASSETS AT END OF PERIOD	$6,197,616	$2,260,635	$1,102,419	$1,267,882	$1,113,970
UNITS OUTSTANDING
Units outstanding at beginning of period	257,032	146,222	29,127	44,666	39,177
Units issued	12,095	4,395	151	4,439	323
Units redeemed	(33,876)	(37,991)	(3,564)	(6,516)	(9,241)
Units outstanding at end of period	235,251	112,626	25,714	42,589	30,259
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,281)	$(48,946)	$1,914	$12,541	$5,322
Net realized gains (losses)	781,465	237,566	548,475	100,175	(29,128)
Change in unrealized gains (losses)	1,260,099	658,086	311,622	172,409	363,663
Increase (decrease) in net assets from operations	1,923,283	846,706	862,011	285,125	339,857
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	438	349	18,541	20,754	10,408
Benefits	(139,629)	—	(18,935)	(75,236)	(50,635)
Payments on termination	(708,120)	(190,581)	(918,425)	(612,209)	(625,512)
Loans-net	—	—	51	110	110
Contract Maintenance Charge	(1,268)	(311)	(8,153)	(6,343)	(9,111)
Transfers among the sub-accounts and with the
Fixed Account - net	(104,463)	84,322	(219,173)	441,537	81,351
Increase (decrease) in net assets from contract
transactions	(953,042)	(106,221)	(1,146,094)	(231,387)	(593,389)
INCREASE (DECREASE) IN NET ASSETS	970,241	740,485	(284,083)	53,738	(253,532)
NET ASSETS AT BEGINNING OF PERIOD	6,680,827	2,893,633	5,329,656	5,231,551	5,150,520
NET ASSETS AT END OF PERIOD	$7,651,068	$3,634,118	$5,045,573	$5,285,289	$4,896,988
UNITS OUTSTANDING
Units outstanding at beginning of period	170,717	77,932	226,906	298,003	379,131
Units issued	898	2,748	8,000	39,448	18,906
Units redeemed	(20,823)	(5,152)	(51,369)	(50,929)	(60,357)
Units outstanding at end of period	150,792	75,528	183,537	286,522	337,680
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$307,386	$47,947	$11,351	$(4,386)	$(14,034)
Net realized gains (losses)	22,472	(20,032)	11,834	2,231	75,604
Change in unrealized gains (losses)	1,019,487	96,182	134,783	19,454	223,506
Increase (decrease) in net assets from operations	1,349,345	124,097	157,968	17,299	285,076
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,139	—	3,979	1,146	—
Benefits	(367,106)	(42,362)	(2,855)	116	(4,455)
Payments on termination	(2,305,783)	(173,850)	(95,700)	(52,841)	(110,168)
Loans-net	1,858	—	453	—	—
Contract Maintenance Charge	(14,988)	(241)	(514)	(586)	(164)
Transfers among the sub-accounts and with the
Fixed Account - net	187,123	(23,012)	5,351	11,235	(3,810)
Increase (decrease) in net assets from contract
transactions	(2,458,757)	(239,465)	(89,286)	(40,930)	(118,597)
INCREASE (DECREASE) IN NET ASSETS	(1,109,412)	(115,368)	68,682	(23,631)	166,479
NET ASSETS AT BEGINNING OF PERIOD	20,882,067	1,051,465	893,459	449,055	882,459
NET ASSETS AT END OF PERIOD	$19,772,655	$936,097	$962,141	$425,424	$1,048,938
UNITS OUTSTANDING
Units outstanding at beginning of period	1,236,781	46,497	62,483	32,918	45,637
Units issued	44,008	253	9,262	1,069	18
Units redeemed	(183,894)	(10,079)	(14,942)	(4,017)	(6,396)
Units outstanding at end of period	1,096,895	36,671	56,803	29,970	39,259
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(115,452)	$53,681	$42,092	$23,199	$(117,964)
Net realized gains (losses)	1,347,254	564,010	721,007	118,285	912,668
Change in unrealized gains (losses)	593,293	979,244	1,146,276	419,629	1,323,020
Increase (decrease) in net assets from operations	1,825,095	1,596,935	1,909,375	561,113	2,117,724
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,621	48,754	25,927	19,497	28,479
Benefits	(73,094)	(157,919)	(22,157)	(8,764)	(136,027)
Payments on termination	(1,461,883)	(772,513)	(1,472,074)	(107,939)	(1,297,986)
Loans-net	15	(1,193)	1,148	406	—
Contract Maintenance Charge	(7,997)	(3,074)	(11,255)	(815)	(3,932)
Transfers among the sub-accounts and with the
Fixed Account - net	(245,919)	(39,240)	(130,390)	247,761	(103,578)
Increase (decrease) in net assets from contract
transactions	(1,776,257)	(925,185)	(1,608,801)	150,146	(1,513,044)
INCREASE (DECREASE) IN NET ASSETS	48,838	671,750	300,574	711,259	604,680
NET ASSETS AT BEGINNING OF PERIOD	7,096,087	6,948,055	8,502,256	2,121,408	7,624,357
NET ASSETS AT END OF PERIOD	$7,144,925	$7,619,805	$8,802,830	$2,832,667	$8,229,037
UNITS OUTSTANDING
Units outstanding at beginning of period	244,688	274,308	444,479	168,113	171,894
Units issued	5,350	13,616	3,480	23,962	1,674
Units redeemed	(56,804)	(46,426)	(77,113)	(15,790)	(29,562)
Units outstanding at end of period	193,234	241,498	370,846	176,285	144,006
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		VanEck VIP	VanEck VIP
		Emerging	Global
	T. Rowe Price	Markets	Hard Assets	Wells Fargo VT	Wells Fargo VT
	New America	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(48,590)	$(14,116)	$(14,977)	$(46,343)	$(44,350)
Net realized gains (losses)	420,219	32,531	(160,655)	398,276	464,774
Change in unrealized gains (losses)	812,159	295,026	273,859	544,071	486,433
Increase (decrease) in net assets from operations	1,183,788	313,441	98,227	896,004	906,857
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,340	9,082	9,404	6,021	33,850
Benefits	(5,055)	(4,549)	(4,544)	(13,729)	(28,801)
Payments on termination	(341,712)	(128,152)	(165,693)	(230,726)	(332,823)
Loans-net	—	102	102	876	109
Contract Maintenance Charge	(918)	(922)	(705)	(1,749)	(2,169)
Transfers among the sub-accounts and with the
Fixed Account - net	(315,033)	50,417	(100,833)	(159,908)	(46,463)
Increase (decrease) in net assets from contract
transactions	(647,378)	(74,022)	(262,269)	(399,215)	(376,297)
INCREASE (DECREASE) IN NET ASSETS	536,410	239,419	(164,042)	496,789	530,560
NET ASSETS AT BEGINNING OF PERIOD	3,866,623	1,116,314	1,050,910	2,539,856	3,197,200
NET ASSETS AT END OF PERIOD	$4,403,033	$1,355,733	$886,868	$3,036,645	$3,727,760
UNITS OUTSTANDING
Units outstanding at beginning of period	148,645	44,578	67,843	84,057	140,936
Units issued	4,043	3,256	2,538	2,185	1,451
Units redeemed	(25,664)	(5,680)	(18,634)	(12,789)	(15,549)
Units outstanding at end of period	127,024	42,154	51,747	73,453	126,838

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company ("ALIC"), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to ALIC and ALIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the indirect acquisition (the “Transaction”) of Lincoln Benefit  and subsidiaries.  Prior to December 31, 2019, Lincoln Benefit was an indirect subsidiary of RL LP (formerly Resolution Life LP) and RL Parallel LP (formerly Resolution Life (Parallel) LP).
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Class I-2	Fidelity VIP Asset Manager Service Class 2
Alger Capital Appreciation Class S	Fidelity VIP Contrafund Initial Class
Alger Growth & Income Class I-2	Fidelity VIP Contrafund Service Class 2
Alger Large Cap Growth Class I-2	Fidelity VIP Equity-Income Initial Class
Alger Large Cap Growth Class S	Fidelity VIP Equity-Income Service Class 2
Alger Mid Cap Growth Class I-2	Fidelity VIP Government Money Market Initial Class
Alger Mid Cap Growth Class S	Fidelity VIP Government Money Market Service Class 2
Alger Small Cap Growth Class I-2	Fidelity VIP Growth Initial Class
DWS Bond VIP Class A	Fidelity VIP Growth Service Class 2
DWS Core Equity VIP Class A	Fidelity VIP Index 500 Initial Class
DWS CROCI® International VIP Class A	Fidelity VIP Index 500 Service Class 2
DWS Equity 500 Index VIP Class B	Fidelity VIP Investment Grade Bond Service Class 2
DWS Global Income Builder VIP Class A	Fidelity VIP Overseas Initial Class
DWS Global Small Cap VIP Class A	Fidelity VIP Overseas Service Class 2
DWS Small Cap Index VIP Class B	Goldman Sachs VIT International Equity Insights Institutional Shares
Federated Hermes Fund for U.S. Government Securities II*	Goldman Sachs VIT Mid Cap Value Institutional Shares
Federated Hermes High Income Bond Fund II Primary Shares*	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Federated Hermes Managed Volatility Fund II Primary Shares*	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*
Fidelity VIP Asset Manager Initial Class	Invesco Oppenheimer V.I. Global Series II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Invesco Oppenheimer V.I. International Growth Series II	MFS VIT Investors Trust Initial Class
Invesco Oppenheimer V.I. Main Street Small Cap Series II	MFS VIT Investors Trust Service Class
Invesco V.I. American Franchise Series I	MFS VIT Massachusetts Investors Growth Stock Service Class
Invesco V.I. American Franchise Series II	MFS VIT New Discovery Initial Class
Invesco V.I. American Value Series I	MFS VIT New Discovery Service Class
Invesco V.I. Core Equity Series II	MFS VIT Research Initial Class
Invesco V.I. Government Securities Series II	MFS VIT Total Return Initial Class
Invesco V.I. Growth and Income Series II	MFS VIT Total Return Service Class
Invesco V.I. High Yield Series I	MFS VIT Utilities Service Class
Invesco V.I. Mid Cap Core Equity Series II	MFS VIT Value Service Class
Invesco V.I. Mid Cap Growth Series II*	Morgan Stanley VIF Discovery Class I
Invesco V.I. Value Opportunities Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. Value Opportunities Series II	Morgan Stanley VIF Growth Class II
Janus Henderson VIT Balanced Institutional Shares	Morgan Stanley VIF U.S. Real Estate Class II
Janus Henderson VIT Balanced Service Shares	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Janus Henderson VIT Enterprise Institutional Shares	PIMCO VIT Real Return Institutional Class
Janus Henderson VIT Flexible Bond Institutional Shares	PIMCO VIT Total Return Institutional Class
Janus Henderson VIT Forty Institutional Shares	Putnam VT High Yield Class IB
Janus Henderson VIT Forty Service Shares	Putnam VT International Value Class IB
Janus Henderson VIT Global Research institutional Shares	Rydex VT Guggenheim Long Short Equity
Janus Henderson VIT Global Research Service Shares	Rydex VT NASDAQ-100®
Janus Henderson VIT Mid Cap Value Service Shares	T. Rowe Price Blue Chip Growth II
Janus Henderson VIT Overseas Service Shares	T. Rowe Price Equity Income
Janus Henderson VIT Research Institutional Shares	T. Rowe Price Equity Income II
JPMorgan IT Small Cap Core Class 1	T. Rowe Price International Stock
Lazard Retirement Series Emerging Market Equity Service Shares	T. Rowe Price Mid-Cap Growth
Lazard Retirement Series International Equity Service Shares	T. Rowe Price New America Growth
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	VanEck VIP Emerging Markets Initial Class Shares
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	VanEck VIP Global Hard Assets Initial Class Shares
MFS VIT Growth Initial Class	Wells Fargo VT Discovery Class 2
MFS VIT High Yield Service Class	Wells Fargo VT Opportunity Class 2
* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent event - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, including the Account, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. There will be no change in the administrator.

2. Portfolio Changes
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

The following sub-account changes occurred during the year ended December 31, 2020:

New fund name:	Former fund name:
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II Primary Shares	Federated High Income Bond Fund II Class P
Federated Hermes Managed Volatility Fund II Primary Shares	Federated Managed Volatility Fund II Primary Shares

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Benefits” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Payments on terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2020 was as follows:

Purchases
Alger Capital Appreciation Class I-2	$1,578,539
Alger Capital Appreciation Class S	464,133
Alger Growth & Income Class I-2	135,775
Alger Large Cap Growth Class I-2	1,077,019
Alger Large Cap Growth Class S	963,658
Alger Mid Cap Growth Class I-2	1,149,658
Alger Mid Cap Growth Class S	517,990
Alger Small Cap Growth Class I-2	438,500
DWS Bond VIP Class A	110,207
DWS Core Equity VIP Class A	86,705
DWS CROCI® International VIP Class A	52,087
DWS Equity 500 Index VIP Class B	413,428
DWS Global Income Builder VIP Class A	166,544
DWS Global Small Cap VIP Class A	102,295
DWS Small Cap Index VIP Class B	33,738
Federated Hermes Fund for U.S. Government Securities II*	481,648
Federated Hermes High Income Bond Fund II Primary Shares*	637,357
Federated Hermes Managed Volatility Fund II Primary Shares*	110,843
Fidelity VIP Asset Manager Initial Class	265,449
Fidelity VIP Asset Manager Service Class 2	51,908
Fidelity VIP Contrafund Initial Class	775,692
Fidelity VIP Contrafund Service Class 2	293,898
Fidelity VIP Equity-Income Initial Class	1,232,779
Fidelity VIP Equity-Income Service Class 2	696,926
Fidelity VIP Government Money Market Initial Class	11,436,036
Fidelity VIP Government Money Market Service Class 2	2,522,045
Fidelity VIP Growth Initial Class	2,202,905
Fidelity VIP Growth Service Class 2	737,356
Fidelity VIP Index 500 Initial Class	1,471,912
Fidelity VIP Index 500 Service Class 2	757,620
Fidelity VIP Investment Grade Bond Service Class 2	718,200
Fidelity VIP Overseas Initial Class	201,232

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Fidelity VIP Overseas Service Class 2	$232,695
Goldman Sachs VIT International Equity Insights Institutional Shares	27,896
Goldman Sachs VIT Mid Cap Value Institutional Shares	157,122
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	20,409
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	2,916,941
Invesco Oppenheimer V.I. Global Series II	163,973
Invesco Oppenheimer V.I. International Growth Series II	74,059
Invesco Oppenheimer V.I. Main Street Small Cap Series II	713,562
Invesco V.I. American Franchise Series I	19,995
Invesco V.I. American Franchise Series II	40,312
Invesco V.I. American Value Series I	397,194
Invesco V.I. Core Equity Series II	369,463
Invesco V.I. Government Securities Series II	249,472
Invesco V.I. Growth and Income Series II	1,181,995
Invesco V.I. High Yield Series I	43,860
Invesco V.I. Mid Cap Core Equity Series II	715,704
Invesco V.I. Mid Cap Growth Series II*	873,866
Invesco V.I. Value Opportunities Series I	296,707
Invesco V.I. Value Opportunities Series II	203,322
Janus Henderson VIT Balanced Institutional Shares	1,251,588
Janus Henderson VIT Balanced Service Shares	103,858
Janus Henderson VIT Enterprise Institutional Shares	1,373,394
Janus Henderson VIT Flexible Bond Institutional Shares	698,667
Janus Henderson VIT Forty Institutional Shares	200,736
Janus Henderson VIT Forty Service Shares	244,768
Janus Henderson VIT Global Research institutional Shares	861,749
Janus Henderson VIT Global Research Service Shares	21,856
Janus Henderson VIT Mid Cap Value Service Shares	191,854
Janus Henderson VIT Overseas Service Shares	214,204
Janus Henderson VIT Research Institutional Shares	1,356,221
JPMorgan IT Small Cap Core Class 1	62,084
Lazard Retirement Series Emerging Market Equity Service Shares	52,888
Lazard Retirement Series International Equity Service Shares	10,923
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	721,134
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	293,260
MFS VIT Growth Initial Class	306,921
MFS VIT High Yield Service Class	231,648
MFS VIT Investors Trust Initial Class	79,662
MFS VIT Investors Trust Service Class	24,813
MFS VIT Massachusetts Investors Growth Stock Service Class	328,032
MFS VIT New Discovery Initial Class	774,465
MFS VIT New Discovery Service Class	252,706
MFS VIT Research Initial Class	53,121
MFS VIT Total Return Initial Class	424,790
MFS VIT Total Return Service Class	132,587
MFS VIT Utilities Service Class	59,619
MFS VIT Value Service Class	123,877
Morgan Stanley VIF Discovery Class I	168,327
Morgan Stanley VIF Growth Class I	1,372,032
Morgan Stanley VIF Growth Class II	618,021
Morgan Stanley VIF U.S. Real Estate Class II	762,889
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	945,464
PIMCO VIT Real Return Institutional Class	445,222

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
PIMCO VIT Total Return Institutional Class	$2,194,116
Putnam VT High Yield Class IB	77,080
Putnam VT International Value Class IB	158,081
Rydex VT Guggenheim Long Short Equity	385,203
Rydex VT NASDAQ-100®	172,303
T. Rowe Price Blue Chip Growth II	613,264
T. Rowe Price Equity Income	586,149
T. Rowe Price Equity Income II	960,048
T. Rowe Price International Stock	185,651
T. Rowe Price Mid-Cap Growth	652,212
T. Rowe Price New America Growth	1,050,814
VanEck VIP Emerging Markets Initial Class Shares	67,590
VanEck VIP Global Hard Assets Initial Class Shares	81,369
Wells Fargo VT Discovery Class 2	451,406
Wells Fargo VT Opportunity Class 2	343,139
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Capital Appreciation Class I-2
2020	179	$35.89	-	87.22	$10,917	—%	1.25	-	1.80%	39.23	-	39.99%
2019	199	25.78	-	62.30	8,577	—	1.25	-	1.80	31.20	-	31.92
2018	243	19.65	-	47.22	8,027	0.08	1.25	-	1.80	(1.89)	-	(1.35)
2017	277	20.03	-	47.87	9,324	0.16	1.25	-	1.80	28.75	-	29.46
2016	334	15.55	-	36.98	8,469	0.18	1.25	-	1.80	(1.28)	-	(0.74)

	Alger Capital Appreciation Class S
2020	47	55.25	-	65.04	2,934	—	1.35	-	2.30	38.17	-	39.49
2019	57	39.99	-	46.63	2,581	—	1.35	-	2.30	30.20	-	31.45
2018	64	30.72	-	35.47	2,200	—	1.35	-	2.30	(2.66)	-	(1.72)
2017	73	31.55	-	36.09	2,567	—	1.35	-	2.30	27.75	-	28.98
2016	82	24.70	-	27.98	2,253	—	1.35	-	2.30	(2.08)	-	(1.13)

	Alger Growth & Income Class I-2
2020	138	20.06	-	38.05	4,192	1.40	1.25	-	1.80	12.83	-	13.45
2019	153	17.78	-	33.54	4,088	1.59	1.25	-	1.80	27.16	-	27.87
2018	198	13.98	-	26.23	4,147	1.65	1.25	-	1.80	(6.32)	-	(5.80)
2017	221	14.93	-	27.85	4,961	1.50	1.25	-	1.80	19.16	-	19.82
2016	242	12.52	-	23.24	4,538	1.73	1.25	-	1.80	8.28	-	8.88

	Alger Large Cap Growth Class I-2
2020	139	28.26	-	51.24	5,911	0.18	1.25	-	1.80	64.05	-	64.96
2019	158	17.23	-	31.06	4,038	—	1.25	-	1.80	25.16	-	25.85
2018	168	13.76	-	24.68	3,418	—	1.25	-	1.80	0.37	-	0.93
2017	199	13.71	-	24.46	3,951	—	1.25	-	1.80	26.18	-	26.87
2016	225	10.87	-	19.28	3,531	—	1.25	-	1.80	(2.59)	-	(2.06)

	Alger Large Cap Growth Class S
2020	128	38.48	-	57.55	6,048	—	1.35	-	2.30	62.86	-	64.42
2019	151	23.63	-	35.00	4,306	—	1.35	-	2.30	24.00	-	25.19
2018	159	19.06	-	22.01	3,662	—	1.35	-	2.30	(0.61)	-	0.35
2017	137	19.17	-	21.93	3,209	—	1.35	-	2.30	25.03	-	26.23
2016	278	15.33	-	17.37	5,054	—	1.35	-	2.30	(3.47)	-	(2.53)

	Alger Mid Cap Growth Class I-2
2020	211	34.82	-	67.05	10,225	—	1.25	-	1.80	61.70	-	62.59
2019	245	21.53	-	41.24	7,248	—	1.25	-	1.80	27.93	-	28.64
2018	278	16.83	-	32.06	6,394	—	1.25	-	1.80	(9.11)	-	(8.60)
2017	322	18.52	-	35.08	8,127	—	1.25	-	1.80	27.48	-	28.18
2016	364	14.53	-	27.36	7,299	—	1.25	-	1.80	(0.82)	-	(0.28)

	Alger Mid Cap Growth Class S
2020	110	33.03	-	38.88	4,100	—	1.35	-	2.30	60.51	-	62.04
2019	129	20.58	-	23.99	2,976	—	1.35	-	2.30	26.67	-	27.88
2018	147	16.24	-	18.76	2,671	—	1.35	-	2.30	(9.91)	-	(9.04)
2017	175	18.03	-	20.63	3,500	—	1.35	-	2.30	26.23	-	27.44
2016	221	14.28	-	16.18	3,486	—	1.35	-	2.30	(1.82)	-	(0.87)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Small Cap Growth Class I-2
2020	142	$29.62	-	52.78	$6,026	1.04%	1.25	-	1.80%	64.17	-	65.08%
2019	163	18.04	-	31.97	4,230	—	1.25	-	1.80	27.03	-	27.73
2018	184	14.20	-	25.03	3,728	—	1.25	-	1.80	(0.38)	-	0.17
2017	205	14.26	-	24.99	4,195	—	1.25	-	1.80	26.44	-	27.14
2016	251	11.27	-	19.65	4,024	—	1.25	-	1.80	4.35	-	4.92

	DWS Bond VIP Class A
2020	102	15.80	-	18.08	1,766	2.77	1.25	-	1.80	7.13	-	7.72
2019	115	14.75	-	16.79	1,863	3.22	1.25	-	1.80	8.65	-	9.25
2018	134	13.58	-	15.37	2,002	4.58	1.25	-	1.80	(4.40)	-	(3.87)
2017	154	14.20	-	15.99	2,393	2.47	1.25	-	1.80	3.95	-	4.52
2016	167	13.66	-	15.29	2,484	5.28	1.25	-	1.80	4.04	-	4.62

	DWS Core Equity VIP Class A
2020	37	26.26	-	32.59	1,048	1.41	1.25	-	1.80	14.06	-	14.69
2019	42	23.02	-	28.41	1,058	1.15	1.25	-	1.80	27.98	-	28.68
2018	44	17.99	-	22.08	862	1.73	1.25	-	1.80	(7.38)	-	(6.86)
2017	55	19.42	-	23.71	1,167	1.20	1.25	-	1.80	18.87	-	19.52
2016	65	16.34	-	19.84	1,156	1.74	1.25	-	1.80	8.51	-	9.11

	DWS CROCI® International VIP Class A
2020	63	7.96	-	12.51	601	3.52	1.25	-	1.80	0.78	-	1.34
2019	68	7.90	-	12.34	651	3.01	1.25	-	1.80	19.60	-	20.26
2018	71	6.61	-	10.26	572	1.05	1.25	-	1.80	(15.93)	-	(15.46)
2017	80	7.86	-	12.14	760	7.23	1.25	-	1.80	19.79	-	20.45
2016	89	6.56	-	10.08	716	10.02	1.25	-	1.80	(1.05)	-	(0.51)

	DWS Equity 500 Index VIP Class B
2020	30	37.75	-	42.03	1,209	1.04	1.35	-	1.95	15.35	-	16.04
2019	23	32.18	-	36.22	795	1.67	1.35	-	2.05	28.00	-	28.90
2018	26	25.14	-	28.10	699	1.41	1.35	-	2.05	(6.89)	-	(6.23)
2017	31	27.00	-	29.97	891	1.40	1.35	-	2.05	18.60	-	19.44
2016	34	22.76	-	25.09	819	1.84	1.35	-	2.05	9.04	-	9.82

	DWS Global Income Builder VIP Class A
2020	119	18.48	-	20.14	2,289	3.25	1.25	-	1.80	6.35	-	6.93
2019	140	17.38	-	18.84	2,547	3.99	1.25	-	1.80	18.02	-	18.67
2018	144	14.72	-	15.87	2,218	3.81	1.25	-	1.80	(9.32)	-	(8.82)
2017	159	16.24	-	17.41	2,694	3.06	1.25	-	1.80	14.47	-	15.10
2016	180	14.19	-	15.13	2,658	4.10	1.25	-	1.80	4.91	-	5.49

	DWS Global Small Cap VIP Class A
2020	72	19.79	-	39.99	1,976	0.82	1.25	-	1.80	15.27	-	15.90
2019	80	17.17	-	34.50	1,889	—	1.25	-	1.80	19.12	-	19.78
2018	94	14.41	-	28.80	1,881	0.29	1.25	-	1.80	(21.94)	-	(21.50)
2017	114	18.46	-	36.69	2,927	—	1.25	-	1.80	17.89	-	18.54
2016	167	15.66	-	30.95	3,480	0.37	1.25	-	1.80	(0.24)	-	0.31

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	DWS Small Cap Index VIP Class B
2020	5	$39.20	-	44.44	$213	0.91%	1.35	-	2.05%	16.66	-	17.48%
2019	6	33.60	-	37.83	234	0.83	1.35	-	2.05	22.33	-	23.19
2018	7	27.47	-	30.71	219	0.73	1.35	-	2.05	(13.24)	-	(12.62)
2017	12	31.66	-	35.14	405	0.68	1.35	-	2.05	11.71	-	12.50
2016	13	28.34	-	31.24	393	0.81	1.35	-	2.05	18.24	-	19.08

	Federated Hermes Fund for U.S. Government Securities II
2020	249	15.52	-	18.04	4,369	2.43	1.25	-	1.80	3.34	-	3.91
2019	265	15.02	-	17.36	4,457	2.51	1.25	-	1.80	4.01	-	4.58
2018	317	14.44	-	16.60	5,122	2.41	1.25	-	1.80	(1.35)	-	(0.80)
2017	359	14.64	-	16.74	5,846	2.38	1.25	-	1.80	0.11	-	0.66
2016	393	14.62	-	16.63	6,383	2.65	1.25	-	1.80	(0.20)	-	0.35

	Federated Hermes High Income Bond Fund II Primary Shares
2020	155	25.20	-	27.35	4,371	5.79	1.25	-	1.80	3.70	-	4.28
2019	181	24.30	-	26.23	4,962	6.07	1.25	-	1.80	12.50	-	13.12
2018	200	21.60	-	23.18	4,828	7.96	1.25	-	1.80	(5.02)	-	(4.49)
2017	246	22.74	-	24.27	6,297	6.64	1.25	-	1.80	5.04	-	5.62
2016	305	21.65	-	22.98	7,364	6.51	1.25	-	1.80	12.78	-	13.40

	Federated Hermes Managed Volatility Fund II Primary Shares
2020	67	15.96	-	19.60	1,435	2.60	1.25	-	1.80	(0.87)	-	(0.32)
2019	77	16.10	-	19.67	1,674	2.12	1.25	-	1.80	18.08	-	18.73
2018	82	13.64	-	16.56	1,529	3.08	1.25	-	1.80	(10.14)	-	(9.64)
2017	99	15.17	-	18.33	2,016	3.97	1.25	-	1.80	16.01	-	16.65
2016	110	13.08	-	15.71	1,931	4.87	1.25	-	1.80	5.77	-	6.36

	Fidelity VIP Asset Manager Initial Class
2020	114	20.08	-	26.29	3,390	1.49	1.25	-	1.80	12.82	-	13.44
2019	122	17.80	-	23.18	3,193	1.76	1.25	-	1.80	16.14	-	16.78
2018	133	15.32	-	19.85	2,984	1.64	1.25	-	1.80	(7.05)	-	(6.53)
2017	151	16.49	-	21.23	3,611	1.86	1.25	-	1.80	12.08	-	12.69
2016	163	14.71	-	18.84	3,474	1.38	1.25	-	1.80	1.24	-	1.79

	Fidelity VIP Asset Manager Service Class 2
2020	77	18.47	-	21.75	1,617	1.26	1.35	-	2.30	11.92	-	12.99
2019	83	16.51	-	19.25	1,547	1.60	1.35	-	2.30	15.32	-	16.42
2018	87	14.31	-	16.53	1,392	1.49	1.35	-	2.30	(7.78)	-	(6.89)
2017	89	15.52	-	17.76	1,535	1.61	1.35	-	2.30	11.15	-	12.21
2016	98	13.97	-	15.82	1,501	1.21	1.35	-	2.30	0.48	-	1.46

	Fidelity VIP Contrafund Initial Class
2020	556	38.55	-	59.51	30,692	0.25	1.25	-	1.80	28.24	-	28.95
2019	620	30.06	-	46.15	26,458	0.45	1.25	-	1.80	29.23	-	29.94
2018	735	23.26	-	35.51	24,102	0.69	1.25	-	1.80	(8.06)	-	(7.55)
2017	852	25.30	-	38.41	30,097	0.99	1.25	-	1.80	19.71	-	20.37
2016	976	21.13	-	31.91	28,688	0.76	1.25	-	1.80	6.08	-	6.67

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Contrafund Service Class 2
2020	233	$36.39	-	43.96	$9,905	0.08%	1.35	-	2.45%	27.07	-	28.48%
2019	263	28.64	-	34.21	8,711	0.21	1.35	-	2.45	28.08	-	29.50
2018	330	22.36	-	26.42	8,462	0.43	1.35	-	2.45	(8.93)	-	(7.91)
2017	374	24.55	-	28.69	10,460	0.75	1.35	-	2.45	18.63	-	19.95
2016	474	20.69	-	23.92	11,056	0.57	1.35	-	2.45	5.10	-	6.28

	Fidelity VIP Equity-Income Initial Class
2020	289	25.84	-	31.83	11,920	1.78	1.25	-	1.80	4.79	-	5.37
2019	334	24.66	-	30.20	12,817	1.94	1.25	-	1.80	25.17	-	25.86
2018	395	19.70	-	24.00	12,061	2.22	1.25	-	1.80	(9.94)	-	(9.44)
2017	438	21.88	-	26.50	14,701	1.65	1.25	-	1.80	10.89	-	11.50
2016	498	19.73	-	23.77	14,777	2.18	1.25	-	1.80	15.92	-	16.56

	Fidelity VIP Equity-Income Service Class 2
2020	249	20.28	-	25.05	5,872	1.61	1.35	-	2.45	3.85	-	5.01
2019	276	19.53	-	23.86	6,237	1.76	1.35	-	2.45	24.01	-	25.39
2018	329	15.75	-	18.61	5,947	1.91	1.35	-	2.45	(10.78)	-	(9.78)
2017	394	17.65	-	20.63	7,919	1.41	1.35	-	2.45	9.91	-	11.13
2016	483	16.06	-	18.56	8,741	1.91	1.35	-	2.45	14.83	-	16.12

	Fidelity VIP Government Money Market Initial Class (sub-account launched on April 29, 2016)
2020	1,522	9.48	-	11.62	15,855	0.29	1.25	-	2.30	(1.97)	-	(0.93)
2019	1,344	9.67	-	11.73	14,126	2.01	1.25	-	2.30	(0.32)	-	0.75
2018	1,526	9.70	-	11.64	16,057	1.63	1.25	-	2.30	(0.68)	-	0.38
2017	1,677	9.77	-	11.60	17,525	0.69	1.25	-	2.30	(1.62)	-	(0.57)
2016	1,822	9.93	-	11.67	19,177	0.19	1.25	-	2.30	(1.04)	-	(0.68)

	Fidelity VIP Government Money Market Service Class 2
2020	799	8.26	-	9.72	7,481	0.25	1.35	-	2.30	(2.05)	-	(1.11)
2019	824	8.43	-	9.83	7,818	1.75	1.35	-	2.30	(0.56)	-	0.39
2018	842	8.48	-	9.79	7,965	1.39	1.35	-	2.30	(0.93)	-	0.02
2017	1,006	8.56	-	9.79	9,545	0.41	1.35	-	2.30	(1.87)	-	(0.93)
2016	1,188	8.72	-	9.88	11,380	0.01	1.35	-	2.30	(2.28)	-	(1.33)

	Fidelity VIP Growth Initial Class
2020	441	27.46	-	50.66	21,415	0.08	1.25	-	1.80	41.33	-	42.11
2019	508	19.43	-	35.65	17,476	0.26	1.25	-	1.80	31.92	-	32.65
2018	578	14.73	-	26.88	14,862	0.24	1.25	-	1.80	(1.96)	-	(1.42)
2017	622	15.02	-	27.26	16,333	0.22	1.25	-	1.80	32.73	-	33.46
2016	672	11.32	-	20.43	13,437	0.04	1.25	-	1.80	(0.99)	-	(0.45)

	Fidelity VIP Growth Service Class 2
2020	122	38.21	-	58.13	5,971	0.04	1.35	-	2.30	40.27	-	41.61
2019	150	27.24	-	41.05	5,167	0.06	1.35	-	2.30	30.91	-	32.17
2018	172	20.81	-	24.03	4,470	0.05	1.35	-	2.30	(2.72)	-	(1.78)
2017	236	21.39	-	24.47	6,157	0.08	1.35	-	2.30	31.74	-	33.00
2016	242	16.23	-	18.39	4,831	—	1.35	-	2.30	(1.76)	-	(0.80)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Index 500 Initial Class
2020	679	$26.12	-	39.06	$22,508	1.73%	1.25	-	1.80%	16.13	-	16.77%
2019	781	22.49	-	33.45	22,019	1.93	1.25	-	1.80	29.01	-	29.72
2018	898	17.43	-	25.79	19,732	1.82	1.25	-	1.80	(6.21)	-	(5.68)
2017	1,040	18.59	-	27.34	24,306	1.78	1.25	-	1.80	19.55	-	20.21
2016	1,126	15.55	-	22.75	21,792	1.39	1.25	-	1.80	9.87	-	10.47

	Fidelity VIP Index 500 Service Class 2
2020	363	29.89	-	35.18	12,322	1.56	1.35	-	2.30	15.25	-	16.36
2019	403	25.93	-	30.24	11,795	1.70	1.35	-	2.30	28.03	-	29.25
2018	481	20.26	-	23.39	10,929	1.49	1.35	-	2.30	(6.92)	-	(6.02)
2017	550	21.76	-	24.89	13,325	1.56	1.35	-	2.30	18.64	-	19.77
2016	673	18.34	-	20.78	13,597	1.24	1.35	-	2.30	9.02	-	10.08

	Fidelity VIP Investment Grade Bond Service Class 2
2020	387	13.80	-	18.64	6,259	2.00	1.35	-	2.30	6.67	-	7.69
2019	442	12.93	-	17.31	6,652	2.45	1.35	-	2.30	6.90	-	7.93
2018	526	12.10	-	13.97	7,348	2.24	1.35	-	2.30	(3.07)	-	(2.13)
2017	607	12.48	-	14.28	8,671	2.09	1.35	-	2.30	1.62	-	2.59
2016	747	12.28	-	13.92	10,489	2.09	1.35	-	2.30	2.08	-	3.07

	Fidelity VIP Overseas Initial Class
2020	217	15.47	-	24.16	4,590	0.42	1.25	-	1.80	13.55	-	14.18
2019	249	13.63	-	21.16	4,635	1.68	1.25	-	1.80	25.49	-	26.18
2018	281	10.86	-	16.77	4,219	1.50	1.25	-	1.80	(16.34)	-	(15.87)
2017	308	12.98	-	19.94	5,555	1.38	1.25	-	1.80	27.97	-	28.67
2016	382	10.14	-	15.49	5,227	1.28	1.25	-	1.80	(6.75)	-	(6.24)

	Fidelity VIP Overseas Service Class 2
2020	273	18.43	-	22.97	5,765	0.21	1.35	-	2.30	12.70	-	13.78
2019	313	16.35	-	20.19	5,817	1.41	1.35	-	2.30	24.59	-	25.78
2018	400	13.12	-	15.16	5,921	1.23	1.35	-	2.30	(17.01)	-	(16.21)
2017	458	15.81	-	18.09	8,120	1.14	1.35	-	2.30	27.02	-	28.24
2016	592	12.45	-	14.11	8,191	1.12	1.35	-	2.30	(7.44)	-	(6.54)

	Goldman Sachs VIT International Equity Insights Institutional Shares
2020	28	13.33	-	13.91	389	1.62	1.40	-	1.60	5.12	-	5.33
2019	29	12.68	-	13.21	386	2.39	1.40	-	1.60	16.57	-	16.80
2018	32	10.88	-	11.31	357	1.92	1.40	-	1.60	(17.62)	-	(17.45)
2017	33	13.21	-	13.70	453	1.76	1.40	-	1.60	24.60	-	24.85
2016	43	10.60	-	10.97	466	1.88	1.40	-	1.60	(4.27)	-	(4.08)

	Goldman Sachs VIT Mid Cap Value Institutional Shares
2020	98	12.45	-	13.14	1,271	0.65	1.35	-	2.30	5.92	-	6.94
2019	105	11.75	-	12.29	1,277	0.73	1.35	-	2.30	28.52	-	29.75
2018	135	9.14	-	9.47	1,271	1.23	1.35	-	2.30	(12.52)	-	(11.67)
2017	155	10.45	-	10.72	1,658	0.69	1.35	-	2.30	8.53	-	9.58
2016	183	9.63	-	9.79	1,783	1.28	1.35	-	2.30	10.93	-	12.00

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2020	8	$40.03	-	41.77	$350	0.18%	1.40	-	1.60%	6.86	-	7.07%
2019	15	37.46	-	39.01	585	0.46	1.40	-	1.60	22.86	-	23.11
2018	18	30.49	-	31.68	568	0.46	1.40	-	1.60	(10.08)	-	(9.90)
2017	20	33.91	-	35.17	688	0.53	1.40	-	1.60	9.80	-	10.02
2016	22	30.88	-	31.96	689	1.05	1.40	-	1.60	21.25	-	21.49

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
2020	249	14.67	-	34.25	4,793	—	1.25	-	2.00	37.45	-	46.68
2019	47	25.48	-	27.45	1,251	—	1.35	-	1.85	36.45	-	37.13
2018	50	18.67	-	20.02	977	—	1.35	-	1.85	(8.04)	-	(7.58)
2017	48	19.92	-	21.66	1,023	—	1.35	-	2.00	25.90	-	26.73
2016	61	15.82	-	17.09	1,017	—	1.35	-	2.00	0.04	-	0.70

	Invesco Oppenheimer V.I. Global Series II
2020	102	31.20	-	36.73	3,627	0.44	1.35	-	2.30	24.43	-	25.62
2019	121	25.07	-	29.24	3,410	0.63	1.35	-	2.30	28.45	-	29.68
2018	141	19.52	-	22.54	3,079	0.76	1.35	-	2.30	(15.39)	-	(14.57)
2017	151	23.07	-	26.39	3,889	0.74	1.35	-	2.30	33.21	-	34.49
2016	189	17.32	-	19.62	3,616	0.76	1.35	-	2.30	(2.45)	-	(1.50)

	Invesco Oppenheimer V.I. International Growth Series II
2020	37	25.41	-	28.59	1,025	0.66	1.35	-	1.95	18.69	-	19.41
2019	38	21.41	-	23.94	894	0.71	1.35	-	1.95	25.47	-	26.23
2018	39	16.47	-	18.97	727	0.58	1.35	-	2.15	(21.28)	-	(20.64)
2017	47	20.92	-	23.90	1,104	1.21	1.35	-	2.15	23.75	-	24.74
2016	54	16.91	-	19.16	1,032	0.80	1.35	-	2.15	(4.80)	-	(4.03)

	Invesco Oppenheimer V.I. Main Street Small Cap Series II
2020	333	30.72	-	42.76	12,719	0.37	1.25	-	2.30	16.90	-	18.15
2019	379	26.28	-	36.19	12,262	—	1.25	-	2.30	23.25	-	24.57
2018	429	21.32	-	29.06	11,159	0.06	1.25	-	2.30	(12.60)	-	(11.66)
2017	506	24.40	-	32.89	14,935	0.64	1.25	-	2.30	11.31	-	12.50
2016	587	21.92	-	29.24	15,396	0.24	1.25	-	2.30	14.97	-	16.21

	Invesco V.I. American Franchise Series I
2020	11	28.09	-	31.06	319	0.07	1.35	-	2.05	39.45	-	40.44
2019	14	20.14	-	22.12	297	—	1.35	-	2.05	33.97	-	34.91
2018	15	15.04	-	16.39	244	—	1.35	-	2.05	(5.60)	-	(4.93)
2017	18	15.93	-	17.24	294	0.08	1.35	-	2.05	24.75	-	25.63
2016	19	12.77	-	13.73	248	—	1.35	-	2.05	0.18	-	0.89

	Invesco V.I. American Franchise Series II
2020	19	28.50	-	33.54	604	—	1.35	-	2.30	38.75	-	40.08
2019	20	20.54	-	23.95	463	—	1.35	-	2.30	33.31	-	34.59
2018	28	15.41	-	17.79	477	—	1.35	-	2.30	(6.10)	-	(5.19)
2017	33	16.41	-	18.77	604	—	1.35	-	2.30	24.13	-	25.32
2016	38	13.22	-	14.98	549	—	1.35	-	2.30	(0.32)	-	0.64

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. American Value Series I
2020	217	$26.29	-	30.13	$6,581	0.90%	1.25	-	2.05%	(0.94)	-	(0.13)%
2019	242	26.54	-	30.17	7,358	0.68	1.25	-	2.05	22.48	-	23.47
2018	280	21.67	-	24.44	6,937	0.47	1.25	-	2.05	(14.44)	-	(13.74)
2017	324	24.97	-	28.33	9,302	0.77	1.25	-	2.15	7.62	-	8.60
2016	371	23.21	-	26.09	9,928	0.34	1.25	-	2.15	13.02	-	14.06

	Invesco V.I. Core Equity Series II
2020	58	20.38	-	22.79	1,296	1.05	1.35	-	2.10	11.20	-	12.04
2019	65	18.33	-	20.34	1,291	0.16	1.35	-	2.10	25.98	-	26.93
2018	82	14.55	-	16.02	1,290	—	1.35	-	2.10	(11.51)	-	(10.84)
2017	102	16.05	-	17.97	1,805	0.81	1.35	-	2.30	10.30	-	11.36
2016	117	14.56	-	16.14	1,846	0.49	1.35	-	2.30	7.50	-	8.54

	Invesco V.I. Government Securities Series II
2020	102	11.43	-	12.88	1,273	2.22	1.35	-	2.05	3.81	-	4.54
2019	104	10.92	-	12.32	1,247	2.27	1.35	-	2.10	3.54	-	4.32
2018	109	10.31	-	11.81	1,257	1.79	1.35	-	2.25	(1.96)	-	(1.07)
2017	140	10.51	-	11.94	1,629	1.75	1.35	-	2.25	(0.55)	-	0.35
2016	169	10.57	-	11.90	1,952	1.68	1.35	-	2.25	(1.26)	-	(0.36)

	Invesco V.I. Growth and Income Series II
2020	387	22.19	-	27.82	9,970	2.02	1.25	-	2.30	(0.48)	-	0.58
2019	412	22.29	-	27.66	10,591	1.52	1.25	-	2.30	22.00	-	23.30
2018	475	18.27	-	22.43	9,908	1.71	1.25	-	2.30	(15.58)	-	(14.67)
2017	561	21.65	-	26.29	13,777	1.25	1.25	-	2.30	11.43	-	12.62
2016	667	19.43	-	23.34	14,580	0.84	1.25	-	2.30	16.69	-	17.95

	Invesco V.I. High Yield Series I
2020	28	20.18	-	22.04	556	5.86	1.35	-	1.80	1.47	-	1.92
2019	30	19.89	-	21.63	590	5.71	1.35	-	1.80	11.47	-	11.98
2018	34	17.37	-	19.31	602	4.85	1.35	-	1.95	(5.24)	-	(4.66)
2017	38	17.73	-	20.26	696	3.74	1.35	-	2.15	4.03	-	4.87
2016	47	17.05	-	19.32	827	4.21	1.35	-	2.15	8.83	-	9.72

	Invesco V.I. Mid Cap Core Equity Series II
2020	107	21.31	-	25.09	2,588	0.48	1.35	-	2.30	6.45	-	7.47
2019	120	20.02	-	23.34	2,708	0.21	1.35	-	2.30	22.18	-	23.35
2018	139	16.38	-	18.92	2,562	0.11	1.35	-	2.30	(13.63)	-	(12.80)
2017	161	18.97	-	21.70	3,407	0.32	1.35	-	2.30	12.04	-	13.11
2016	188	16.93	-	19.19	3,515	—	1.35	-	2.30	10.57	-	11.64

	Invesco V.I. Mid Cap Growth Series II (sub-account merged on April 30, 2020)
2020	—	25.92	-	29.46	—	—	1.25	-	2.00	(6.01)	-	(5.78)
2019	102	27.58	-	31.26	3,057	—	1.25	-	2.00	31.34	-	32.34
2018	113	20.68	-	23.62	2,567	—	1.25	-	2.10	(7.85)	-	(7.05)
2017	128	22.45	-	25.42	3,120	—	1.25	-	2.10	19.60	-	20.63
2016	156	18.77	-	21.07	3,162	—	1.25	-	2.10	(1.53)	-	(0.67)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Value Opportunities Series I
2020	147	$16.24	-	18.61	$2,614	0.40%	1.25	-	2.05%	3.30	-	4.14%
2019	166	15.72	-	17.87	2,839	0.23	1.25	-	2.05	27.95	-	28.99
2018	194	12.29	-	13.86	2,565	0.32	1.25	-	2.05	(20.84)	-	(20.19)
2017	223	15.52	-	17.36	3,713	0.39	1.25	-	2.05	15.05	-	15.98
2016	251	13.49	-	14.97	3,606	0.38	1.25	-	2.05	15.92	-	16.87

	Invesco V.I. Value Opportunities Series II
2020	84	14.95	-	17.45	1,420	0.09	1.35	-	2.25	2.98	-	3.91
2019	89	14.40	-	16.79	1,446	—	1.35	-	2.30	27.15	-	28.37
2018	109	11.32	-	13.08	1,390	—	1.35	-	2.30	(21.20)	-	(20.44)
2017	113	14.37	-	16.44	1,809	0.02	1.35	-	2.30	14.55	-	15.65
2016	134	12.55	-	14.21	1,855	0.08	1.35	-	2.30	15.22	-	16.33

	Janus Henderson VIT Balanced Institutional Shares
2020	413	29.75	-	48.76	19,569	1.80	1.25	-	1.80	12.27	-	12.89
2019	450	26.50	-	43.19	18,974	1.91	1.25	-	1.80	20.40	-	21.07
2018	488	22.01	-	35.67	17,065	2.13	1.25	-	1.80	(1.12)	-	(0.58)
2017	572	22.26	-	35.88	19,958	1.60	1.25	-	1.80	16.32	-	16.96
2016	660	19.13	-	30.68	20,110	2.15	1.25	-	1.80	2.74	-	3.31

	Janus Henderson VIT Balanced Service Shares
2020	76	28.02	-	32.98	2,438	1.48	1.35	-	2.30	11.42	-	12.49
2019	84	25.15	-	29.32	2,392	1.55	1.35	-	2.30	19.48	-	20.62
2018	113	21.05	-	24.31	2,686	1.78	1.35	-	2.30	(1.88)	-	(0.93)
2017	140	21.45	-	24.54	3,340	1.38	1.35	-	2.30	15.44	-	16.55
2016	161	18.58	-	21.05	3,317	1.80	1.35	-	2.30	1.93	-	2.92

	Janus Henderson VIT Enterprise Institutional Shares
2020	311	21.82	-	67.34	17,624	0.07	1.25	-	1.80	17.34	-	17.99
2019	364	18.59	-	57.07	16,968	0.20	1.25	-	1.80	33.07	-	33.80
2018	398	13.97	-	42.65	14,522	0.24	1.25	-	1.80	(2.20)	-	(1.66)
2017	435	14.29	-	43.37	16,386	0.25	1.25	-	1.80	25.15	-	25.84
2016	465	11.41	-	34.46	13,875	0.14	1.25	-	1.80	10.36	-	10.97

	Janus Henderson VIT Flexible Bond Institutional Shares
2020	185	21.78	-	25.23	4,677	2.90	1.25	-	1.80	8.51	-	9.11
2019	193	20.07	-	23.12	4,422	3.23	1.25	-	1.80	7.62	-	8.21
2018	226	18.65	-	21.37	4,762	3.05	1.25	-	1.80	(2.78)	-	(2.24)
2017	265	19.18	-	21.86	5,728	2.73	1.25	-	1.80	1.78	-	2.34
2016	319	18.85	-	21.36	6,670	2.76	1.25	-	1.80	0.64	-	1.20

	Janus Henderson VIT Forty Institutional Shares
2020	34	59.85	-	65.12	2,159	0.28	1.35	-	1.85	36.83	-	37.52
2019	38	43.74	-	47.36	1,751	0.15	1.35	-	1.85	34.63	-	35.31
2018	41	32.49	-	35.00	1,391	—	1.35	-	1.85	0.09	-	0.60
2017	51	32.46	-	34.79	1,742	—	1.35	-	1.85	27.92	-	28.56
2016	70	25.37	-	27.06	1,855	—	1.35	-	1.85	0.31	-	0.82

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Forty Service Shares
2020	48	$53.61	-	63.11	$2,876	0.17%	1.35	-	2.30%	35.86	-	37.16%
2019	55	39.46	-	46.01	2,408	0.02	1.35	-	2.30	33.72	-	35.01
2018	64	29.51	-	34.08	2,101	—	1.35	-	2.30	(0.62)	-	0.34
2017	71	29.69	-	33.97	2,329	—	1.35	-	2.30	27.03	-	28.25
2016	82	23.38	-	26.48	2,097	—	1.35	-	2.30	(0.40)	-	0.57

	Janus Henderson VIT Global Research Institutional Shares
2020	339	13.57	-	26.72	10,432	0.72	1.25	-	1.80	17.92	-	18.57
2019	376	11.50	-	22.54	9,790	0.99	1.25	-	1.80	26.74	-	27.44
2018	424	9.08	-	17.69	8,638	1.12	1.25	-	1.80	(8.54)	-	(8.03)
2017	464	9.92	-	19.23	10,209	0.83	1.25	-	1.80	24.77	-	25.45
2016	504	7.95	-	15.33	8,906	1.06	1.25	-	1.80	0.25	-	0.80

	Janus Henderson VIT Global Research Service Shares
2020	18	19.31	-	21.73	409	0.54	1.35	-	1.95	17.44	-	18.15
2019	20	16.44	-	18.39	385	0.84	1.35	-	1.95	26.22	-	26.98
2018	23	12.80	-	14.48	348	0.95	1.35	-	2.05	(8.99)	-	(8.34)
2017	27	14.06	-	15.80	446	0.69	1.35	-	2.05	24.10	-	24.98
2016	34	11.33	-	12.64	433	0.93	1.35	-	2.05	(0.26)	-	0.45

	Janus Henderson VIT Mid Cap Value Service Shares
2020	112	24.45	-	28.78	3,119	1.06	1.35	-	2.30	(3.47)	-	(2.54)
2019	120	25.33	-	29.53	3,431	1.01	1.35	-	2.30	27.08	-	28.29
2018	144	19.93	-	23.02	3,203	0.87	1.35	-	2.30	(15.80)	-	(14.99)
2017	164	23.67	-	27.08	4,328	0.62	1.35	-	2.30	11.04	-	12.10
2016	201	21.32	-	24.16	4,732	0.87	1.35	-	2.30	16.04	-	17.16

	Janus Henderson VIT Overseas Service Shares
2020	141	12.20	-	15.42	2,040	1.18	1.25	-	2.30	13.37	-	14.58
2019	178	10.77	-	13.46	2,267	1.87	1.25	-	2.30	23.81	-	25.13
2018	178	8.70	-	10.76	1,814	1.63	1.25	-	2.30	(17.09)	-	(16.20)
2017	203	10.49	-	12.84	2,469	1.57	1.25	-	2.30	27.82	-	29.18
2016	211	8.20	-	9.94	1,986	4.34	1.25	-	2.30	(8.85)	-	(7.86)

	Janus Henderson VIT Research Institutional Shares
2020	267	21.87	-	41.73	13,545	0.41	1.25	-	1.80	30.58	-	31.30
2019	316	16.75	-	31.78	11,768	0.46	1.25	-	1.80	33.10	-	33.84
2018	345	12.58	-	23.75	9,669	0.54	1.25	-	1.80	(4.32)	-	(3.79)
2017	383	13.15	-	24.68	10,984	0.40	1.25	-	1.80	25.61	-	26.30
2016	427	10.47	-	19.54	9,634	0.52	1.25	-	1.80	(1.29)	-	(0.74)

	JPMorgan IT Small Cap Core Class 1
2020	21	38.25	-	39.91	840	0.97	1.40	-	1.60	11.88	-	12.11
2019	23	34.19	-	35.60	792	0.41	1.40	-	1.60	22.60	-	22.84
2018	28	27.89	-	28.98	786	0.38	1.40	-	1.60	(13.34)	-	(13.16)
2017	33	32.18	-	33.37	1,070	0.32	1.40	-	1.60	13.40	-	13.63
2016	34	28.38	-	29.37	977	0.50	1.40	-	1.60	18.31	-	18.55

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Lazard Retirement Series Emerging Market Equity Service Shares
2020	22	$39.74	-	43.41	$870	2.51%	1.35	-	1.80%	(3.05)	-	(2.61)%
2019	26	40.99	-	44.57	1,038	0.88	1.35	-	1.80	16.02	-	16.55
2018	30	33.80	-	38.24	1,021	1.79	1.35	-	2.05	(20.23)	-	(19.66)
2017	33	42.37	-	47.60	1,424	1.64	1.35	-	2.05	25.22	-	26.11
2016	43	33.83	-	37.75	1,440	1.01	1.35	-	2.05	18.31	-	19.15

	Lazard Retirement Series International Equity Service Shares
2020	12	$15.57	-	16.24	$187	2.21	1.40	-	1.60	6.52	-	6.73
2019	13	14.61	-	15.22	196	0.35	1.40	-	1.60	19.08	-	19.32
2018	14	12.27	-	12.75	169	1.45	1.40	-	1.60	(15.29)	-	(15.12)
2017	16	14.49	-	15.02	240	2.36	1.40	-	1.60	20.40	-	20.64
2016	21	12.03	-	12.45	257	1.13	1.40	-	1.60	(5.80)	-	(5.61)

	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2020	180	18.32	-	29.01	4,770	1.38	1.25	-	2.05	3.10	-	3.94
2019	197	17.66	-	27.91	5,064	1.72	1.25	-	2.10	26.19	-	27.28
2018	226	13.99	-	21.93	4,481	1.42	1.25	-	2.10	(10.79)	-	(10.01)
2017	274	21.48	-	24.37	6,025	1.33	1.25	-	2.15	12.38	-	13.41
2016	312	19.12	-	21.49	6,087	1.44	1.25	-	2.15	10.58	-	11.60

	Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
2020	193	17.84	-	21.00	3,932	3.58	1.35	-	2.30	4.67	-	5.68
2019	209	17.04	-	19.87	4,038	4.64	1.35	-	2.30	11.41	-	12.48
2018	249	15.30	-	17.67	4,277	4.71	1.35	-	2.30	(6.37)	-	(5.46)
2017	285	16.34	-	18.69	5,177	4.56	1.35	-	2.30	5.95	-	6.97
2016	339	15.42	-	17.47	5,780	5.31	1.35	-	2.30	12.71	-	13.80

	MFS VIT Growth Initial Class
2020	90	24.70	-	55.06	3,446	—	1.25	-	1.80	29.51	-	30.22
2019	117	19.08	-	42.28	3,235	—	1.25	-	1.80	35.69	-	36.43
2018	144	14.06	-	30.99	3,043	0.09	1.25	-	1.80	0.83	-	1.39
2017	168	13.94	-	30.57	3,531	0.10	1.25	-	1.80	29.07	-	29.78
2016	185	10.80	-	23.55	3,008	0.05	1.25	-	1.80	0.62	-	1.17

	MFS VIT High Yield Service Class
2020	77	17.07	-	20.10	1,476	5.44	1.35	-	2.30	2.45	-	3.44
2019	85	16.66	-	19.43	1,598	5.43	1.35	-	2.30	11.82	-	12.89
2018	101	14.90	-	17.21	1,694	5.32	1.35	-	2.30	(5.46)	-	(4.55)
2017	133	15.76	-	18.03	2,325	6.17	1.35	-	2.30	3.88	-	4.88
2016	148	15.17	-	17.19	2,467	6.51	1.35	-	2.30	11.04	-	12.12

	MFS VIT Investors Trust Initial Class
2020	64	25.44	-	33.55	1,864	0.64	1.25	-	1.80	11.84	-	12.45
2019	68	22.74	-	29.84	1,770	0.69	1.25	-	1.80	29.23	-	29.95
2018	74	17.60	-	22.96	1,480	0.72	1.25	-	1.80	(7.18)	-	(6.67)
2017	64	18.96	-	24.60	1,396	0.72	1.25	-	1.80	21.15	-	21.82
2016	70	15.65	-	20.19	1,264	0.84	1.25	-	1.80	6.66	-	7.24

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Investors Trust Service Class
2020	16	$30.36	-	34.24	$534	0.42%	1.35	-	2.05%	11.28	-	12.07%
2019	19	27.29	-	30.55	566	0.48	1.35	-	2.05	28.57	-	29.48
2018	20	21.22	-	23.60	463	0.47	1.35	-	2.05	(7.64)	-	(6.99)
2017	23	22.98	-	25.37	567	0.53	1.35	-	2.05	20.52	-	21.37
2016	29	19.07	-	20.90	583	0.60	1.35	-	2.05	6.10	-	6.86

	MFS VIT Massachusetts Investors Growth Stock Service Class
2020	71	34.26	-	40.33	2,748	0.22	1.35	-	2.30	19.41	-	20.55
2019	84	28.69	-	33.45	2,718	0.33	1.35	-	2.30	36.39	-	37.70
2018	109	21.03	-	24.29	2,574	0.33	1.35	-	2.30	(1.74)	-	(0.79)
2017	138	21.41	-	24.49	3,279	0.42	1.35	-	2.30	25.18	-	26.38
2016	191	17.10	-	19.37	3,616	0.36	1.35	-	2.30	3.41	-	4.42

	MFS VIT New Discovery Initial Class
2020	140	37.58	-	88.07	7,404	—	1.25	-	1.80	43.29	-	44.08
2019	154	26.23	-	61.13	5,620	—	1.25	-	1.80	39.17	-	39.94
2018	172	18.85	-	43.68	4,450	—	1.25	-	1.80	(3.24)	-	(2.71)
2017	189	19.48	-	44.90	5,128	—	1.25	-	1.80	24.40	-	25.09
2016	212	15.66	-	35.89	4,659	—	1.25	-	1.80	7.11	-	7.70

	MFS VIT New Discovery Service Class
2020	52	42.04	-	49.96	2,470	—	1.35	-	2.05	42.62	-	43.62
2019	63	29.48	-	34.78	2,125	—	1.35	-	2.05	38.39	-	39.37
2018	78	20.93	-	24.10	1,883	—	1.35	-	2.15	(3.83)	-	(3.05)
2017	97	21.76	-	25.74	2,421	—	1.35	-	2.15	23.64	-	24.63
2016	110	17.60	-	20.66	2,215	—	1.35	-	2.15	6.47	-	7.33

	MFS VIT Research Initial Class
2020	30	23.63	-	37.91	952	0.74	1.25	-	1.80	14.51	-	15.15
2019	34	20.63	-	32.93	960	0.70	1.25	-	1.80	30.58	-	31.30
2018	48	15.80	-	25.08	1,056	0.68	1.25	-	1.80	(6.08)	-	(5.56)
2017	55	16.82	-	26.56	1,291	1.39	1.25	-	1.80	21.17	-	21.84
2016	59	13.88	-	21.80	1,153	0.65	1.25	-	1.80	6.80	-	7.39

	MFS VIT Total Return Initial Class
2020	207	25.96	-	32.01	5,890	2.29	1.25	-	1.80	7.85	-	8.45
2019	235	24.07	-	29.52	6,198	2.35	1.25	-	1.80	18.24	-	18.89
2018	257	20.36	-	24.83	5,738	2.16	1.25	-	1.80	(7.31)	-	(6.79)
2017	286	21.96	-	26.64	6,879	2.31	1.25	-	1.80	10.30	-	10.91
2016	335	19.91	-	24.02	7,328	2.94	1.25	-	1.80	7.15	-	7.74

	MFS VIT Total Return Service Class
2020	104	18.63	-	22.50	2,241	2.09	1.35	-	2.45	6.85	-	8.04
2019	113	17.43	-	20.83	2,261	2.11	1.35	-	2.45	17.19	-	18.50
2018	146	14.88	-	17.58	2,487	1.94	1.35	-	2.45	(8.18)	-	(7.15)
2017	179	16.20	-	18.93	3,288	2.16	1.35	-	2.45	9.30	-	10.52
2016	203	14.82	-	17.13	3,368	2.56	1.35	-	2.45	6.16	-	7.35

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Utilities Service Class
2020	23	$35.16	-	40.34	$1,024	2.17%	1.35	-	2.05%	3.47	-	4.20%
2019	26	33.98	-	38.72	1,102	3.66	1.35	-	2.05	22.26	-	23.12
2018	29	27.30	-	31.45	1,019	0.83	1.35	-	2.15	(1.36)	-	(0.56)
2017	34	27.68	-	31.62	1,206	4.00	1.35	-	2.15	12.05	-	12.95
2016	45	24.70	-	28.00	1,422	3.72	1.35	-	2.15	8.85	-	9.74

	MFS VIT Value Service Class
2020	37	27.54	-	31.06	1,118	1.36	1.35	-	2.05	1.12	-	1.83
2019	43	27.24	-	30.50	1,268	1.91	1.35	-	2.05	26.87	-	27.76
2018	45	21.47	-	23.87	1,040	1.30	1.35	-	2.05	(12.20)	-	(11.57)
2017	49	24.45	-	27.00	1,287	1.66	1.35	-	2.05	14.96	-	15.77
2016	62	21.27	-	23.32	1,407	1.85	1.35	-	2.05	11.45	-	12.24

	Morgan Stanley VIF Discovery Class I
2020	24	88.42	-	92.25	2,193	—	1.40	-	1.60	148.31	-	148.80
2019	30	35.61	-	37.08	1,114	—	1.40	-	1.60	37.89	-	38.16
2018	39	25.83	-	26.84	1,042	—	1.40	-	1.60	8.88	-	9.10
2017	46	23.72	-	24.60	1,107	—	1.40	-	1.60	36.57	-	36.84
2016	57	17.37	-	17.98	1,018	—	1.40	-	1.60	(10.23)	-	(10.05)

	Morgan Stanley VIF Growth Class I
2020	139	99.70	-	112.22	15,055	—	1.35	-	2.05	112.89	-	114.38
2019	151	46.83	-	52.34	7,651	—	1.35	-	2.05	29.12	-	30.03
2018	171	36.27	-	40.26	6,681	—	1.35	-	2.05	5.33	-	6.08
2017	194	33.96	-	37.95	7,156	—	1.35	-	2.15	40.09	-	41.22
2016	241	24.24	-	26.87	6,311	—	1.35	-	2.15	(3.75)	-	(2.96)

	Morgan Stanley VIF Growth Class II
2020	17	89.00	-	103.87	1,666	—	1.35	-	2.25	111.92	-	113.84
2019	76	42.00	-	48.57	3,634	—	1.35	-	2.25	28.53	-	29.69
2018	78	32.68	-	37.45	2,894	—	1.35	-	2.25	4.88	-	5.84
2017	31	31.15	-	35.38	1,055	—	1.35	-	2.25	39.63	-	40.90
2016	63	22.31	-	25.11	1,558	—	1.35	-	2.25	(4.12)	-	(3.24)

	Morgan Stanley VIF U.S. Real Estate Class II
2020	174	19.60	-	30.79	3,900	2.58	1.35	-	2.30	(19.00)	-	(18.22)
2019	184	24.19	-	37.65	5,046	1.61	1.35	-	2.30	15.96	-	17.07
2018	227	20.86	-	24.09	5,330	2.45	1.35	-	2.30	(10.09)	-	(9.22)
2017	251	23.20	-	26.54	6,523	1.24	1.35	-	2.30	0.52	-	1.49
2016	284	23.08	-	26.15	7,285	1.06	1.35	-	2.30	4.10	-	5.11

	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2020	253	16.20	-	20.78	4,835	5.86	1.25	-	2.30	3.14	-	4.25
2019	287	15.70	-	19.94	5,285	1.77	1.25	-	2.30	4.56	-	5.68
2018	298	15.02	-	18.87	5,232	1.30	1.25	-	2.30	(0.23)	-	0.85
2017	375	15.05	-	18.71	6,544	4.41	1.25	-	2.30	0.42	-	1.49
2016	443	14.99	-	18.43	7,666	1.40	1.25	-	2.30	4.03	-	5.16

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	PIMCO VIT Real Return Institutional Class
2020	305	$14.01	-	17.53	$4,856	1.41%	1.35	-	2.30%	9.16	-	10.21%
2019	338	12.83	-	15.90	4,897	1.67	1.35	-	2.30	5.96	-	6.97
2018	379	12.11	-	13.99	5,151	2.47	1.35	-	2.30	(4.46)	-	(3.53)
2017	465	12.68	-	14.50	6,544	2.37	1.35	-	2.30	1.29	-	2.26
2016	540	12.51	-	14.18	7,464	2.22	1.35	-	2.30	2.78	-	3.78

	PIMCO VIT Total Return Institutional Class
2020	974	15.46	-	20.43	18,750	2.13	1.25	-	2.30	6.17	-	7.30
2019	1,097	14.57	-	19.04	19,773	3.01	1.25	-	2.30	5.88	-	7.01
2018	1,237	13.76	-	17.80	20,882	2.53	1.25	-	2.30	(2.82)	-	(1.77)
2017	1,425	14.16	-	18.12	24,525	2.02	1.25	-	2.30	2.52	-	3.62
2016	1,619	13.81	-	17.49	26,968	2.08	1.25	-	2.30	0.32	-	1.40

	Putnam VT High Yield Class IB
2020	30	24.42	-	27.48	802	5.75	1.35	-	1.95	3.16	-	3.79
2019	37	23.67	-	26.47	936	6.25	1.35	-	1.95	12.18	-	12.85
2018	46	20.73	-	23.46	1,051	5.80	1.35	-	2.05	(6.03)	-	(5.37)
2017	55	22.06	-	24.79	1,319	5.71	1.35	-	2.05	4.80	-	5.54
2016	68	21.05	-	23.49	1,542	6.53	1.35	-	2.05	13.19	-	13.99

	Putnam VT International Value Class IB
2020	53	15.60	-	18.27	917	2.44	1.25	-	1.95	1.92	-	2.65
2019	57	15.31	-	17.80	962	2.71	1.25	-	1.95	17.89	-	18.73
2018	62	12.99	-	14.99	893	2.16	1.25	-	1.95	(19.22)	-	(18.64)
2017	81	16.08	-	18.43	1,431	1.50	1.25	-	1.95	22.28	-	23.15
2016	88	13.15	-	14.96	1,253	2.38	1.25	-	1.95	(0.86)	-	(0.15)

	Rydex VT Guggenheim Long Short Equity
2020	25	12.56	-	19.01	362	0.78	1.35	-	2.30	2.53	-	3.51
2019	30	12.25	-	18.36	425	0.57	1.35	-	2.30	3.13	-	4.11
2018	33	11.88	-	13.72	449	—	1.35	-	2.30	(14.94)	-	(14.12)
2017	41	13.97	-	15.98	674	0.34	1.35	-	2.30	12.23	-	13.31
2016	54	12.45	-	14.10	782	—	1.35	-	2.30	(1.65)	-	(0.70)

	Rydex VT NASDAQ-100®
2020	36	47.68	-	53.65	1,364	0.29	1.35	-	1.95	42.15	-	43.01
2019	39	33.54	-	37.51	1,049	0.13	1.35	-	1.95	34.21	-	35.02
2018	46	24.99	-	27.78	882	—	1.35	-	1.95	(3.73)	-	(3.14)
2017	50	25.96	-	28.68	1,009	—	1.35	-	1.95	28.58	-	29.36
2016	56	20.19	-	22.17	854	—	1.35	-	1.95	3.92	-	4.55

	T. Rowe Price Blue Chip Growth II
2020	156	41.86	-	50.57	7,580	—	1.35	-	2.45	30.66	-	32.11
2019	193	32.04	-	38.28	7,145	—	1.35	-	2.45	26.42	-	27.83
2018	245	25.34	-	29.95	7,096	—	1.35	-	2.45	(0.84)	-	0.27
2017	366	25.56	-	29.87	10,675	—	1.35	-	2.45	32.53	-	34.00
2016	392	19.28	-	22.29	8,494	—	1.35	-	2.45	(1.92)	-	(0.82)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price Equity Income
2020	218	$29.07	-	34.75	$6,833	2.33%	1.25	-	1.80%	(0.62)	-	(0.07)%
2019	241	29.26	-	34.77	7,620	2.31	1.25	-	1.80	24.14	-	24.83
2018	274	23.57	-	27.86	6,948	1.98	1.25	-	1.80	(11.12)	-	(10.63)
2017	321	26.52	-	31.17	9,102	1.65	1.25	-	1.80	13.96	-	14.58
2016	393	23.27	-	27.20	9,746	2.25	1.25	-	1.80	17.05	-	17.69

	T. Rowe Price Equity Income II
2020	348	20.76	-	24.44	8,211	2.09	1.35	-	2.30	(1.35)	-	(0.41)
2019	371	21.04	-	24.54	8,803	2.04	1.35	-	2.30	23.16	-	24.34
2018	444	17.08	-	19.73	8,502	1.73	1.35	-	2.30	(11.77)	-	(10.92)
2017	516	19.36	-	22.15	11,113	1.48	1.35	-	2.30	13.09	-	14.17
2016	628	17.12	-	19.40	11,869	1.96	1.35	-	2.30	16.13	-	17.25

	T. Rowe Price International Stock
2020	160	14.85	-	22.33	2,867	0.56	1.25	-	1.80	12.41	-	13.03
2019	176	13.21	-	19.76	2,833	2.48	1.25	-	1.80	25.49	-	26.18
2018	168	10.53	-	15.66	2,121	1.27	1.25	-	1.80	(15.74)	-	(15.28)
2017	193	12.49	-	18.48	2,928	1.14	1.25	-	1.80	25.61	-	26.30
2016	201	9.95	-	14.63	2,437	1.00	1.25	-	1.80	0.31	-	0.86

	T. Rowe Price Mid-Cap Growth
2020	134	56.68	-	93.80	9,288	—	1.25	-	1.80	21.60	-	22.27
2019	144	46.62	-	76.72	8,229	0.13	1.25	-	1.80	28.95	-	29.66
2018	172	36.15	-	59.17	7,624	—	1.25	-	1.80	(3.79)	-	(3.25)
2017	209	37.57	-	61.16	9,553	—	1.25	-	1.80	22.56	-	23.23
2016	234	30.66	-	49.63	8,815	—	1.25	-	1.80	4.37	-	4.94

	T. Rowe Price New America Growth
2020	115	41.33	-	56.63	5,609	—	1.25	-	1.80	41.80	-	42.58
2019	127	29.15	-	39.72	4,403	0.39	1.25	-	1.80	32.52	-	33.25
2018	149	21.99	-	29.81	3,867	0.17	1.25	-	1.80	(0.66)	-	(0.11)
2017	140	22.14	-	29.84	3,670	0.11	1.25	-	1.80	32.04	-	32.76
2016	145	16.77	-	22.48	2,895	0.04	1.25	-	1.80	(0.50)	-	0.05

	VanEck VIP Emerging Markets Initial Class Shares
2020	33	31.87	-	38.51	1,228	2.02	1.35	-	2.45	14.39	-	15.67
2019	42	27.86	-	33.29	1,356	0.46	1.35	-	2.45	27.42	-	28.83
2018	45	21.87	-	25.84	1,116	0.31	1.35	-	2.45	(25.36)	-	(24.52)
2017	51	29.30	-	34.23	1,698	0.47	1.35	-	2.45	47.37	-	49.00
2016	65	19.88	-	22.98	1,461	0.49	1.35	-	2.45	(2.34)	-	(1.25)

	VanEck VIP Global Hard Assets Initial Class Shares
2020	50	17.78	-	20.94	992	0.96	1.35	-	2.30	16.39	-	17.51
2019	52	15.28	-	17.82	887	—	1.35	-	2.30	9.31	-	10.36
2018	68	13.98	-	16.14	1,051	—	1.35	-	2.30	(29.93)	-	(29.25)
2017	77	19.95	-	22.82	1,687	—	1.35	-	2.30	(3.94)	-	(3.02)
2016	92	20.77	-	23.53	2,084	0.40	1.35	-	2.30	40.41	-	41.78

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Wells Fargo VT Discovery Class 2
2020	65	$63.61	-	$69.36	$4,278	—%	1.25	-	1.80%	59.75	-	60.63%
2019	73	39.82	-	43.18	3,037	—	1.25	-	1.80	36.54	-	37.29
2018	84	29.16	-	31.45	2,540	—	1.25	-	1.80	(8.73)	-	(8.22)
2017	96	31.95	-	34.27	3,167	—	1.25	-	1.80	26.83	-	27.53
2016	111	25.19	-	26.87	2,871	—	1.25	-	1.80	5.73	-	6.31

	Wells Fargo VT Opportunity Class 2
2020	109	33.52	-	36.55	3,820	0.44	1.25	-	1.80	18.85	-	19.50
2019	127	28.21	-	30.59	3,728	0.28	1.25	-	1.80	29.12	-	29.83
2018	141	21.85	-	23.56	3,197	0.19	1.25	-	1.80	(8.81)	-	(8.31)
2017	168	23.96	-	25.69	4,170	0.67	1.25	-	1.80	18.30	-	18.95
2016	196	20.25	-	21.60	4,089	1.97	1.25	-	1.80	10.23	-	10.84